Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—36.0%
*	Adobe, Inc.	17,532	$5,579
*	Advanced Micro Devices, Inc.	73,320	3,335
*	Alarm.com Holdings, Inc.	32,500	1,264
*	Arista Networks, Inc.	20,948	4,243
	Booz Allen Hamilton Holding Corporation	31,225	2,143
	Dolby Laboratories, Inc.	35,175	1,907
	Fidelity National Information Services, Inc.	41,290	5,022
*	Guidewire Software, Inc.	17,324	1,374
*	Knowles Corporation	19,634	263
	Mastercard, Inc. Class “A”	36,333	8,777
	Microchip Technology, Inc.	30,247	2,051
	Microsoft Corporation	128,240	20,225
*	MongoDB, Inc.	8,516	1,163
	National Instruments Corporation	82,501	2,729
	Perspecta, Inc.	133,452	2,434
*	Pure Storage, Inc.	220,309	2,710
	Texas Instruments, Inc.	44,864	4,483
*	Verra Mobility Corporation	79,717	569
*	Workday, Inc.	19,604	2,553
			72,824
	Health Care—14.8%
	Abbott Laboratories	45,337	3,577
	Agilent Technologies, Inc.	46,118	3,303
*	Codexis, Inc.	63,414	708
*	Horizon Therapeutics plc†	98,432	2,915
*	Illumina, Inc.	6,616	1,807
*	Penumbra, Inc.	9,097	1,468
*	Portola Pharmaceuticals, Inc.	114,264	815
	STERIS plc†	15,088	2,112
	Stryker Corporation	13,350	2,223
	Teleflex, Inc.	6,426	1,882
	UnitedHealth Group, Inc.	24,024	5,991
	Zoetis, Inc.	27,875	3,280
			30,081
	Consumer Discretionary—12.6%
	Advance Auto Parts, Inc.	20,456	1,909
*	Amazon.com, Inc.	8,507	16,586
*	Burlington Stores, Inc.	11,653	1,847
*	Etsy, Inc.	21,178	814
*	Grand Canyon Education, Inc.	19,879	1,516
*	Laureate Education, Inc.	144,142	1,515
*	Ulta Salon Cosmetics & Fragrance, Inc.	7,857	1,381
			25,568
	Communication Services—9.9%
	Activision Blizzard, Inc.	62,959	3,745
*	Alphabet, Inc. Class “A”	11,120	12,921
*	Live Nation Entertainment, Inc.	33,873	1,540
*	Take-Two Interactive Software, Inc.	15,253	1,809
			20,015

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Industrials—9.9%
	BWX Technologies, Inc.	110,151	$5,366
*	Copart, Inc.	49,741	3,408
*	CoStar Group, Inc.	5,913	3,472
	Fortive Corporation	47,912	2,644
	Luxfer Holdings plc†	104,192	1,473
	The Brink’s Co.	30,774	1,602
*	Trex Co., Inc.	25,460	2,040
			20,005
	Consumer Staples—7.1%
*	BJ’s Wholesale Club Holdings, Inc.	73,253	1,866
	Costco Wholesale Corporation	12,458	3,552
	The Coca-Cola Co.	141,248	6,250
	The Estee Lauder Cos., Inc. Class “A”	16,686	2,659
			14,327
	Financials—3.5%
	Intercontinental Exchange, Inc.	51,228	4,137
	Virtu Financial, Inc.	141,363	2,943
			7,080
	Materials—3.4%
	Ball Corporation	67,716	4,378
	Linde plc†	15,062	2,606
			6,984
	Real Estate—1.5%
	SBA Communications Corporation	11,383	3,073

	Energy—0.9%
	Cameco Corporation†	242,367	1,852
	Total Common Stocks—99.6% (cost $144,010)		201,809

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $1,512, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $1,547	$1,512	1,512

	Total Repurchase Agreement—0.8% (cost $1,512)		1,512

	Total Investments—100.4% (cost $145,522)		203,321

	Liabilities, plus cash and other assets—(0.4)%		(781)

	Net assets—100.0%		$202,540

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—38.1%
	Accenture plc†	63,300	$10,334
*	Adobe, Inc.	32,150	10,232
*	Advanced Micro Devices, Inc.	252,758	11,496
*	Autodesk, Inc.	20,720	3,234
	Fidelity National Information Services, Inc.	54,310	6,606
*	Guidewire Software, Inc.	69,160	5,485
	Intuit, Inc.	28,020	6,445
	Lam Research Corporation	30,610	7,346
	Mastercard, Inc.	43,410	10,486
	Microsoft Corporation	212,170	33,461
*	PayPal Holdings, Inc.	125,880	12,052
	Texas Instruments, Inc.	103,250	10,318
			127,495
	Health Care—15.4%
	Abbott Laboratories	130,880	10,328
*	Illumina, Inc.	7,366	2,012
	Stryker Corporation	56,640	9,430
	UnitedHealth Group, Inc.	63,150	15,748
*	Veeva Systems, Inc. Class “A”	31,430	4,915
	Zoetis, Inc.	77,680	9,142
			51,575
	Consumer Discretionary—13.1%
*	Amazon.com, Inc.	14,320	27,920
	NIKE, Inc. Class “B”	64,160	5,309
	Starbucks Corporation	159,790	10,504
			43,733
	Communication Services—10.7%
	Activision Blizzard, Inc.	171,370	10,193
*	Alphabet, Inc. Class “A”	14,820	17,220
*	Alphabet, Inc. Class “C”	2,986	3,472
*	Live Nation Entertainment, Inc.	112,710	5,124
			36,009
	Industrials—6.6%
*	Copart, Inc.	99,190	6,796
	Equifax, Inc.	51,820	6,190
	Fortive Corporation	162,630	8,976
			21,962
	Consumer Staples—6.5%
	Costco Wholesale Corporation	21,540	6,142
	The Coca-Cola Co.	233,990	10,354
	The Estee Lauder Cos., Inc. Class “A”	33,450	5,330
			21,826
	Financials—5.7%
	Aon plc†	37,980	6,268
	Apollo Global Management, Inc.	188,630	6,319
	Intercontinental Exchange, Inc.	80,380	6,491
			19,078

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Materials—2.3%
Linde plc†	44,740	$7,740
Total Common Stocks—98.4% (cost $297,959)		329,418

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $5,723, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $5,842	$5,723	5,723

Total Repurchase Agreement—1.7% (cost $5,723)		5,723

Total Investments—100.1% (cost $303,682)		335,141

Liabilities, plus cash and other assets—(0.1)%		(222)

Net assets—100.0%		$334,919

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—31.7%
*	Advanced Micro Devices, Inc.	36,990	$1,682
*	Arista Networks, Inc.	7,315	1,482
*	Aspen Technology, Inc.	5,990	569
*	Autodesk, Inc.	6,245	975
	Booz Allen Hamilton Holding Corporation	18,674	1,282
*	Coupa Software, Inc.	3,995	558
	Dolby Laboratories, Inc.	19,560	1,060
*	EPAM Systems, Inc.	5,770	1,071
*	Euronet Worldwide, Inc.	7,825	671
	Global Payments, Inc.	8,765	1,264
*	GoDaddy, Inc.	19,940	1,139
	j2 Global, Inc.	9,968	746
	MAXIMUS, Inc.	11,505	670
	Microchip Technology, Inc.	18,680	1,266
*	MongoDB, Inc.	3,305	451
*	Nice, Ltd.—ADR	4,525	650
*	Pure Storage, Inc.	79,325	976
*	WEX, Inc.	8,340	872
*	Workday, Inc.	5,565	725
			18,109
	Health Care—16.1%
*	ABIOMED, Inc.	4,050	588
	Agilent Technologies, Inc.	25,090	1,797
*	Centene Corporation	19,520	1,160
	Encompass Health Corporation	21,233	1,359
*	Horizon Therapeutics plc†	26,555	786
*	Insulet Corporation	3,680	610
*	Mettler-Toledo International, Inc.	1,060	732
	STERIS plc†	4,900	686
	Teleflex, Inc.	5,020	1,470
			9,188
	Industrials—14.9%
	BWX Technologies, Inc.	40,024	1,949
*	Copart, Inc.	28,177	1,931
*	CoStar Group, Inc.	3,304	1,940
	Equifax, Inc.	5,090	608
	Fortive Corporation	11,685	645
*	Teledyne Technologies, Inc.	2,125	632
	Waste Connections, Inc.†	10,125	785
			8,490
	Consumer Discretionary—10.2%
	Advance Auto Parts, Inc.	10,288	960
	Aptiv plc†	10,555	520
*	Burlington Stores, Inc.	6,250	990
*	CarMax, Inc.	6,240	336
	Domino’s Pizza, Inc.	1,728	560
	Ross Stores, Inc.	11,150	970
	Service Corporation International	19,860	777
*	Ulta Salon Cosmetics & Fragrance, Inc.	3,865	679
			5,792

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Materials—6.9%
	Ball Corporation	31,600	$2,043
	Celanese Corporation	3,875	285
	Vulcan Materials Co.	14,965	1,617
			3,945
	Financials—5.6%
	Arthur J Gallagher & Co.	16,860	1,374
	Cboe Global Markets, Inc.	11,195	999
	Signature Bank	4,875	392
*	SVB Financial Group	2,805	424
			3,189
	Communication Services—5.3%
*	Live Nation Entertainment, Inc.	18,379	835
*	Take-Two Interactive Software, Inc.	11,210	1,330
*	Zynga, Inc.	126,095	864
			3,029
	Consumer Staples—4.2%
*	BJ’s Wholesale Club Holdings, Inc.	27,624	703
	Conagra Brands, Inc.	31,150	914
	Lamb Weston Holdings, Inc.	13,972	798
			2,415
	Real Estate—3.1%
	SBA Communications Corporation	6,610	1,784
	Energy—0.3%
	Parsley Energy, Inc.	33,470	192
	Total Common Stocks—98.3% (cost $55,552)		56,133

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $1,118, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $1,143	$1,118	1,118

	Total Repurchase Agreement—1.9% (cost $1,118)		1,118

	Total Investments—100.2% (cost $56,670)		57,251

	Liabilities, plus cash and other assets—(0.2)%		(125)

	Net assets—100.0%		$57,126

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—17.1%
	Armstrong World Industries, Inc.	18,871	$1,499
*	Blue Bird Corporation	96,108	1,051
	BWX Technologies, Inc.	94,354	4,596
	Douglas Dynamics, Inc.	52,418	1,861
*	Generac Holdings, Inc.	17,101	1,593
	Healthcare Services Group, Inc.	90,589	2,166
	John Bean Technologies Corporation	17,720	1,316
	Lincoln Electric Holdings, Inc.	18,805	1,298
	Luxfer Holdings plc†	104,255	1,474
	Nordson Corporation	11,051	1,493
*	Teledyne Technologies, Inc.	4,067	1,209
	Tennant Co.	37,412	2,168
	The Brink’s Co.	73,169	3,808
	The Toro Co.	21,701	1,413
*	Trex Co., Inc.	27,244	2,183
			29,128
	Health Care—16.6%
*	Codexis, Inc.	178,920	1,997
	Encompass Health Corporation	45,874	2,937
*	Hanger, Inc.	162,273	2,528
*	HealthEquity, Inc.	26,757	1,354
*	Horizon Therapeutics plc†	117,447	3,479
*	LHC Group, Inc.	21,365	2,995
*	Mednax, Inc.	79,745	928
*	Merit Medical Systems, Inc.	86,616	2,707
*	Portola Pharmaceuticals, Inc.	122,899	876
	STERIS plc†	18,820	2,634
*	Tabula Rasa HealthCare, Inc.	48,993	2,562
	Teleflex, Inc.	6,084	1,782
*	Veracyte, Inc.	62,266	1,514
			28,293
	Information Technology—15.5%
	Booz Allen Hamilton Holding Corporation	23,163	1,590
	Brooks Automation, Inc.	29,283	893
	Dolby Laboratories, Inc.	43,201	2,342
	Entegris, Inc.	28,704	1,285
*	Euronet Worldwide, Inc.	19,409	1,664
	j2 Global, Inc.	35,631	2,667
*	Knowles Corporation	123,013	1,646
	MAXIMUS, Inc.	22,950	1,336
*	Nice, Ltd.—ADR	24,499	3,517
	Perspecta, Inc.	117,306	2,140
*	Pure Storage, Inc.	153,733	1,891
*	Rogers Corporation	13,436	1,268
*	SolarEdge Technologies, Inc.	21,897	1,793
*	Verra Mobility Corporation	185,175	1,322
*	WEX, Inc.	10,095	1,055
			26,409
	Financials—11.9%
	Ares Management Corporation	49,319	1,525
	Arthur J Gallagher & Co.	16,713	1,362

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Financials—11.9%—(continued)
	Cboe Global Markets, Inc.	20,132	$1,797
*	Encore Capital Group, Inc.	39,065	913
	FirstCash, Inc.	23,983	1,721
	Signature Bank	21,282	1,711
*	SVB Financial Group	19,090	2,884
	Virtu Financial, Inc.	158,746	3,305
	Western Alliance Bancorp	110,969	3,397
	Wintrust Financial Corporation	50,586	1,662
			20,277
	Real Estate—9.4%
	Americold Realty Trust	109,855	3,739
	CoreSite Realty Corporation	26,565	3,079
	Douglas Emmett, Inc.	91,444	2,790
	Healthcare Realty Trust, Inc.	86,761	2,423
	Jones Lang LaSalle, Inc.	22,783	2,301
	Rexford Industrial Realty, Inc.	41,870	1,717
			16,049
	Consumer Discretionary—9.2%
	Advance Auto Parts, Inc.	23,045	2,150
*	Boot Barn Holdings, Inc.	124,493	1,610
*	Burlington Stores, Inc.	12,523	1,984
*	CarMax, Inc.	28,157	1,516
	Domino’s Pizza, Inc.	4,956	1,606
*	Grand Canyon Education, Inc.	54,340	4,145
*	National Vision Holdings, Inc.	80,980	1,573
	Service Corporation International	30,528	1,194
			15,778
	Communication Services—5.2%
	Cable One, Inc.	1,600	2,630
*	Live Nation Entertainment, Inc.	41,805	1,900
*	Take-Two Interactive Software, Inc.	20,578	2,441
*	Zynga, Inc.	284,608	1,950
			8,921
	Materials—5.1%
*	Crown Holdings, Inc.	58,809	3,413
	Eagle Materials, Inc.	27,028	1,579
	FMC Corporation	16,576	1,354
*	Ingevity Corporation	27,864	981
	Orion Engineered Carbons S.A.†	173,634	1,296
			8,623
	Consumer Staples—5.0%
*	BJ’s Wholesale Club Holdings, Inc.	112,659	2,870
	Lamb Weston Holdings, Inc.	47,953	2,738
	Primo Water Corporation†	151,411	1,372
	Spectrum Brands Holdings, Inc.	44,718	1,626
			8,606
	Energy—1.6%
	Cameco Corporation†	235,957	1,803

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Energy—1.6%—(continued)
*	Oceaneering International, Inc.	38,209	$112
	Parsley Energy, Inc.	128,515	736
*	Talos Energy, Inc.	28,479	164
			2,815
	Utilities—1.6%
	IDACORP, Inc.	30,287	2,659

	Total Common Stocks—98.2% (cost $224,072)		167,558

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $2,721, collateralized by U.S. Treasury Note, 1.125%, due 2/28/25, valued at $2,776	$2,721	2,721

	Total Repurchase Agreement—1.6% (cost $2,721)		2,721

	Total Investments—99.8% (cost $226,793)		170,279

	Cash and other assets, less liabilities—0.2%		280

	Net assets—100.0%		$170,559

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—24.5%
*	Aspen Technology, Inc.	400,025	$38,030
*	Avalara, Inc.	354,962	26,480
	Booz Allen Hamilton Holding Corporation	612,197	42,021
	Brooks Automation, Inc.	600,300	18,309
*	Coupa Software, Inc.	156,400	21,854
	Entegris, Inc.	409,624	18,339
*	Euronet Worldwide, Inc.	332,055	28,464
*	GoDaddy, Inc.	652,523	37,266
	j2 Global, Inc.	472,671	35,379
*	MongoDB, Inc.	135,100	18,447
	National Instruments Corporation	933,007	30,864
*	Nice, Ltd.—ADR	346,552	49,751
*	Novanta, Inc.†	244,768	19,552
	Perspecta, Inc.	1,344,286	24,520
*	Proofpoint, Inc.	258,500	26,519
*	Pure Storage, Inc.	3,282,858	40,379
*	Rogers Corporation	191,753	18,105
*	SolarEdge Technologies, Inc.	364,457	29,842
*	Varonis Systems, Inc.	296,500	18,878
*	WEX, Inc.	196,036	20,496
			563,495
	Health Care—22.3%
*	ABIOMED, Inc.	83,292	12,091
*	Amedisys, Inc.	241,718	44,365
	Encompass Health Corporation	958,211	61,354
*	Halozyme Therapeutics, Inc.	1,514,447	27,245
*	HealthEquity, Inc.	330,737	16,732
*	Horizon Therapeutics plc†	1,743,140	51,632
*	Insulet Corporation	225,792	37,409
*	iRhythm Technologies, Inc.	330,100	26,854
*	Ligand Pharmaceuticals, Inc.	335,712	24,413
*	Masimo Corporation	217,800	38,577
*	Penumbra, Inc.	302,426	48,790
*	Portola Pharmaceuticals, Inc.	2,129,353	15,182
	STERIS plc†	279,898	39,177
	Teleflex, Inc.	157,951	46,258
*	Veracyte, Inc.	894,291	21,740
			511,819
	Industrials—20.9%
	BWX Technologies, Inc.	1,592,700	77,580
*	Copart, Inc.	648,162	44,412
*	Generac Holdings, Inc.	232,600	21,671
	Healthcare Services Group, Inc.	1,304,627	31,194
	HEICO Corporation Class “A”	366,834	23,441
	Lincoln Electric Holdings, Inc.	255,953	17,661
*	Mercury Systems, Inc.	501,666	35,789
	Ritchie Bros Auctioneers, Inc.†	867,311	29,645
*	Teledyne Technologies, Inc.	208,078	61,855
	The Brink’s Co.	804,444	41,871
	TransUnion	538,479	35,637
*	Trex Co., Inc.	728,847	58,410
			479,166

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Consumer Discretionary—8.7%
	Advance Auto Parts, Inc.	182,690	$17,049
*	Burlington Stores, Inc.	216,286	34,273
	Domino’s Pizza, Inc.	71,600	23,203
*	Etsy, Inc.	767,300	29,495
*	Grand Canyon Education, Inc.	945,401	72,120
*	Planet Fitness, Inc.	504,237	24,556
			200,696
	Financials—6.1%
	Ares Management Corporation	669,084	20,695
	Cboe Global Markets, Inc.	249,803	22,295
*	Encore Capital Group, Inc.	439,500	10,275
	FirstCash, Inc.	460,727	33,053
	Signature Bank	210,737	16,941
	Virtu Financial, Inc.	1,731,371	36,047
			139,306
	Communication Services—5.8%
	Cable One, Inc.	27,847	45,781
*	Live Nation Entertainment, Inc.	1,043,558	47,440
*	Zynga, Inc.	5,965,400	40,863
			134,084
	Materials—4.6%
*	Crown Holdings, Inc.	800,281	46,448
	Martin Marietta Materials, Inc.	308,745	58,424
			104,872
	Consumer Staples—3.7%
*	BJ’s Wholesale Club Holdings, Inc.	1,899,671	48,384
	Lamb Weston Holdings, Inc.	637,560	36,405
			84,789
	Real Estate—2.0%
	FirstService Corporation†	310,060	23,912
	Jones Lang LaSalle, Inc.	219,579	22,173
			46,085
	Energy—0.7%
	Cameco Corporation†	2,033,036	15,532

	Total Common Stocks—99.3% (cost $2,325,522)		2,279,844

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $32,186 collateralized by U.S. Treasury Note, 1.125%, due 2/28/25, valued at $32,830	$32,186	32,186

	Total Repurchase Agreement—1.4% (cost $32,186)		32,186

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Total Investments—100.7% (cost $2,357,708)	$2,312,030

Liabilities, plus cash and other assets—(0.7)%	(16,117)

Net assets—100.0%	$2,295,913

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Financials—21.1%
	American Financial Group, Inc.	974	$68
	CNO Financial Group, Inc.	4,527	56
	East West Bancorp, Inc.	2,430	63
	First American Financial Corporation	1,780	75
	FNB Corporation	9,399	69
	Hancock Whitney Corporation	3,066	60
	Hanover Insurance Group, Inc.	1,101	100
	Home BancShares, Inc.	5,217	63
	National Bank Holdings Corporation	2,615	63
	PacWest Bancorp	4,736	85
	Radian Group, Inc.	4,973	64
	Selective Insurance Group, Inc.	2,036	101
	Sterling Bancorp	6,896	72
*	SVB Financial Group	421	64
	Umpqua Holdings Corporation	8,482	92
	Voya Financial, Inc.	2,590	105
	Western Alliance Bancorp	2,774	85
			1,285
	Industrials—14.8%
	Brady Corporation	2,398	108
	Curtiss-Wright Corporation	1,029	95
*	FTI Consulting, Inc.	731	88
	IDEX Corporation	784	108
	Jacobs Engineering Group, Inc.	1,174	93
	Kansas City Southern	756	96
	Simpson Manufacturing Co., Inc.	942	59
	The Toro Co.	1,455	95
	Watts Water Technologies, Inc.	724	61
	Westinghouse Air Brake Technologies Corporation	2,011	97
			900
	Real Estate—14.6%
	Acadia Realty Trust	1,031	13
	American Assets Trust, Inc.	3,812	95
	American Campus Communities, Inc.	2,279	63
	Americold Realty Trust	3,986	136
	Douglas Emmett, Inc.	3,087	94
	Equity LifeStyle Properties, Inc.	2,215	127
	Healthcare Realty Trust, Inc.	4,833	135
	Life Storage, Inc.	989	94
	Terreno Realty Corporation	2,531	131
			888
	Information Technology—11.4%
*	Arista Networks, Inc.	465	94
	Booz Allen Hamilton Holding Corporation	1,791	123
*	Cadence Design Systems, Inc.	1,610	106
*	Ciena Corporation	2,341	93
*	Inphi Corporation	874	69
	j2 Global, Inc.	1,426	107
	MAXIMUS, Inc.	1,797	105
			697

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Consumer Discretionary—9.5%
*	Deckers Outdoor Corporation	320	$43
	Dunkin’ Brands Group, Inc.	1,537	82
*	Helen of Troy, Ltd.†	326	46
*	LKQ Corporation	2,687	55
*	Murphy USA, Inc.	595	50
	Newell Brands, Inc.	4,137	55
	PulteGroup, Inc.	2,639	59
	Service Corporation International	1,912	75
	Strategic Education, Inc.	469	65
*	TopBuild Corporation	681	49
			579
	Utilities—8.3%
	Alliant Energy Corporation	2,666	129
	Atmos Energy Corporation	1,402	139
	CMS Energy Corporation	1,837	108
	IDACORP, Inc.	1,459	128
			504
	Health Care—6.6%
*	Bio-Rad Laboratories, Inc.	79	28
	CONMED Corporation	906	52
	Encompass Health Corporation	1,826	117
*	Hologic, Inc.	2,723	95
	PerkinElmer, Inc.	1,436	108
			400
	Materials—6.0%
	FMC Corporation	1,621	132
	PolyOne Corporation	3,133	60
	Sensient Technologies Corporation	1,287	56
	Silgan Holdings, Inc.	1,455	42
	Steel Dynamics, Inc.	3,432	77
			367
	Consumer Staples—4.2%
*	BJ’s Wholesale Club Holdings, Inc.	2,141	54
	Casey’s General Stores, Inc.	165	22
	J&J Snack Foods Corporation	603	73
	Lamb Weston Holdings, Inc.	1,926	110
			259
	Communication Services—2.1%
	The Interpublic Group of Cos., Inc.	8,069	131

	Energy—0.4%
	Helmerich & Payne, Inc.	988	15
	Valero Energy Corporation	143	8
			23
	Total Common Stocks—99.0% (cost $7,541)		6,033

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $199, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $205	$199	$199

Total Repurchase Agreement—3.3% (cost $199)		199

Total Investments—102.3% (cost $7,740)		6,232

Liabilities, plus cash and other assets—(2.3)%		(138)

Net assets—100.0%		$6,094

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—27.6%
*	Amedisys, Inc.	25,715	$4,720
*	AxoGen, Inc.	343,970	3,577
*	Codexis, Inc.	468,158	5,225
*	CryoLife, Inc.	264,742	4,479
	Encompass Health Corporation	114,811	7,351
*	Halozyme Therapeutics, Inc.	321,670	5,787
*	Hanger, Inc.	421,770	6,571
*	Health Catalyst, Inc.	163,128	4,266
*	HealthEquity, Inc.	54,410	2,753
*	Horizon Therapeutics plc†	244,022	7,228
*	Insmed, Inc.	236,950	3,798
*	iRhythm Technologies, Inc.	70,760	5,756
*	LHC Group, Inc.	53,809	7,544
*	Ligand Pharmaceuticals, Inc.	93,058	6,767
*	Merit Medical Systems, Inc.	196,956	6,155
*	Penumbra, Inc.	42,123	6,796
*	Portola Pharmaceuticals, Inc.	446,840	3,186
	Simulations Plus, Inc.	185,860	6,490
*	Tabula Rasa HealthCare, Inc.	141,604	7,404
*	Twist Bioscience Corporation	227,017	6,942
*	Veracyte, Inc.	275,300	6,693
			119,488
	Industrials—25.6%
	Albany International Corporation	100,485	4,756
	Armstrong World Industries, Inc.	64,213	5,100
*	Blue Bird Corporation	308,788	3,375
	BWX Technologies, Inc.	254,189	12,381
*	Casella Waste Systems, Inc.	201,270	7,862
	Douglas Dynamics, Inc.	166,223	5,903
*	Ducommun, Inc.	178,172	4,428
	ESCO Technologies, Inc.	52,626	3,995
*	Forrester Research, Inc.	145,913	4,265
	Healthcare Services Group, Inc.	192,437	4,601
	John Bean Technologies Corporation	73,130	5,431
	Lincoln Electric Holdings, Inc.	49,650	3,426
	Luxfer Holdings plc†	430,125	6,082
*	Mercury Systems, Inc.	109,586	7,818
*	PAE, Inc.	972,878	6,314
	Ritchie Bros Auctioneers, Inc.†	197,995	6,767
	The Brink’s Co.	179,126	9,323
*	Trex Co., Inc.	75,510	6,051
*	Willdan Group, Inc.	135,178	2,889
			110,767
	Information Technology—22.9%
*	Agilysys, Inc.	311,122	5,196
*	Alarm.com Holdings, Inc.	140,920	5,483
*	Avalara, Inc.	64,598	4,819
	Brooks Automation, Inc.	112,230	3,423
	Computer Services, Inc.	99,459	4,001
*	Euronet Worldwide, Inc.	57,970	4,969
*	Grid Dynamics Holdings, Inc.	653,101	5,225
*	Inphi Corporation	42,810	3,389

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
	j2 Global, Inc.	130,452	$9,764
*	Knowles Corporation	295,220	3,950
	Littelfuse, Inc.	38,653	5,157
*	LivePerson, Inc.	145,767	3,316
*	Novanta, Inc.†	37,460	2,992
*	PDF Solutions, Inc.	2,668	31
	Perspecta, Inc.	286,890	5,233
*	Pure Storage, Inc.	513,106	6,311
*	Qualys, Inc.	37,460	3,259
*	Repay Holdings Corporation	147,088	2,111
*	Rogers Corporation	32,767	3,094
*	SiTime Corporation	100,422	2,186
*	Varonis Systems, Inc.	107,000	6,813
*	Verra Mobility Corporation	372,420	2,659
*	WNS Holdings, Ltd.—ADR	134,082	5,763
			99,144
	Consumer Discretionary—7.0%
*	Boot Barn Holdings, Inc.	312,487	4,040
*	Etsy, Inc.	114,522	4,402
*	Grand Canyon Education, Inc.	109,582	8,359
*	Laureate Education, Inc.	554,403	5,827
	Lithia Motors, Inc.	51,139	4,183
*	National Vision Holdings, Inc.	177,604	3,449
			30,260
	Financials—5.2%
*	Encore Capital Group, Inc.	101,765	2,379
	FirstCash, Inc.	103,308	7,411
	Glacier Bancorp, Inc.	146,265	4,974
	Home BancShares, Inc.	230,408	2,763
	Virtu Financial, Inc.	241,876	5,036
			22,563
	Real Estate—4.4%
	Colliers International Group, Inc.†	121,088	5,813
	CoreSite Realty Corporation	58,274	6,754
	FirstService Corporation†	86,067	6,638
			19,205
	Consumer Staples—2.9%
*	BJ’s Wholesale Club Holdings, Inc.	253,300	6,452
*	Darling Ingredients, Inc.	316,230	6,062
			12,514
	Communication Services—2.8%
	Cable One, Inc.	4,521	7,433
*	QuinStreet, Inc.	579,430	4,664
			12,097
	Energy—1.2%
	Cameco Corporation†	546,730	4,177

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Energy — (continued)
Parsley Energy, Inc.	154,000	$883
		5,060
Materials—0.6%
Orion Engineered Carbons S.A.†	360,022	2,686

Total Common Stocks—100.2% (cost $459,266)		433,784

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $2,040, collateralized by U.S. Treasury Notes, 1.625% - 2.375%, due 10/31/26 - 5/15/27, valued at $2,081	$2,040	2,040

Total Repurchase Agreement—0.5% (cost $2,040)		2,040

Total Investments—100.7% (cost $461,306)		435,824

Liabilities, plus cash and other assets—(0.7)%		(3,155)

Net assets—100.0%		$432,669

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Financials—25.5%
	Banc of California, Inc.	75,837	$607
	Banner Corporation	29,915	988
	Boston Private Financial Holdings, Inc.	144,858	1,036
	CNO Financial Group, Inc.	89,074	1,104
	First American Financial Corporation	12,485	529
	FNB Corporation	137,468	1,013
	Glacier Bancorp, Inc.	35,274	1,200
	Hancock Whitney Corporation	62,717	1,224
	Hanover Insurance Group, Inc.	15,906	1,441
	Home BancShares, Inc.	107,808	1,293
	Horace Mann Educators Corporation	35,395	1,295
	National Bank Holdings Corporation	45,599	1,090
	OceanFirst Financial Corporation	65,787	1,047
	PacWest Bancorp	54,544	977
	Radian Group, Inc.	90,108	1,167
	Renasant Corporation	44,457	971
	Sandy Spring Bancorp, Inc.	39,642	898
*	Seacoast Banking Corporation of Florida	62,120	1,137
	Selective Insurance Group, Inc.	36,220	1,800
	Sterling Bancorp	85,495	893
	Umpqua Holdings Corporation	111,287	1,213
	Western Alliance Bancorp	44,730	1,369
			24,292
	Industrials—14.9%
	Brady Corporation	59,707	2,695
	Curtiss-Wright Corporation	15,809	1,461
	ESCO Technologies, Inc.	13,007	987
	Federal Signal Corporation	38,661	1,055
*	FTI Consulting, Inc.	15,069	1,805
*	Gibraltar Industries, Inc.	23,490	1,008
	Simpson Manufacturing Co., Inc.	17,515	1,086
	The Toro Co.	7,521	489
	UniFirst Corporation	9,732	1,470
	Watts Water Technologies, Inc.	25,236	2,136
			14,192
	Real Estate—11.6%
	Acadia Realty Trust	17,659	219
	Agree Realty Corporation	28,480	1,763
	American Assets Trust, Inc.	48,721	1,218
	Americold Realty Trust	63,100	2,148
	Healthcare Realty Trust, Inc.	72,796	2,033
	Highwoods Properties, Inc.	29,349	1,040
	Life Storage, Inc.	10,085	953
	Terreno Realty Corporation	31,749	1,643
			11,017
	Information Technology—11.5%
	Avnet, Inc.	21,501	540
	Belden, Inc.	15,226	549
*	Inphi Corporation	15,848	1,255
	j2 Global, Inc.	21,357	1,599
*	LiveRamp Holdings, Inc.	30,644	1,009

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
*	Lumentum Holdings, Inc.	9,465	$698
	ManTech International Corporation	10,255	745
	MAXIMUS, Inc.	23,512	1,368
	Perspecta, Inc.	43,190	788
*	Semtech Corporation	25,721	964
*	Viavi Solutions, Inc.	129,212	1,448
			10,963
	Consumer Discretionary—8.9%
*	Adtalem Global Education, Inc.	18,910	506
	Carter’s, Inc.	12,516	823
*	Cavco Industries, Inc.	4,270	619
*	Deckers Outdoor Corporation	5,050	677
	Dunkin’ Brands Group, Inc.	18,505	982
*	Helen of Troy, Ltd.†	7,595	1,094
	MDC Holdings, Inc.	36,969	858
*	Murphy USA, Inc.	12,895	1,088
	Strategic Education, Inc.	7,360	1,029
*	TopBuild Corporation	11,155	799
			8,475
	Utilities—8.5%
	Black Hills Corporation	21,317	1,365
	Chesapeake Utilities Corporation	13,450	1,153
	IDACORP, Inc.	16,013	1,406
	ONE Gas, Inc.	25,255	2,112
	PNM Resources, Inc.	37,205	1,414
	Portland General Electric Co.	14,075	674
			8,124
	Health Care—6.4%
	CONMED Corporation	26,601	1,523
	Encompass Health Corporation	33,559	2,149
*	Integer Holdings Corporation	25,499	1,603
*	Magellan Health, Inc.	16,476	793
			6,068
	Materials—4.6%
	Carpenter Technology Corporation	31,399	612
	Minerals Technologies, Inc.	24,069	873
	PolyOne Corporation	33,784	641
	Sensient Technologies Corporation	20,342	885
	Silgan Holdings, Inc.	46,872	1,360
			4,371
	Consumer Staples—3.9%
*	BJ’s Wholesale Club Holdings, Inc.	30,745	783
	Casey’s General Stores, Inc.	5,195	688
*	Darling Ingredients, Inc.	66,301	1,271
	J&J Snack Foods Corporation	8,490	1,027
			3,769
	Energy—0.7%
	Archrock, Inc.	141,447	532

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Energy — (continued)
Brigham Minerals, Inc.	16,320	$135
		667
Communication Services—0.2%
The Interpublic Group of Cos., Inc.	14,515	235

Total Common Stocks—96.7% (cost $91,912)		92,173

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $2,763, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $2,819	$2,763	2,763

Total Repurchase Agreement—2.9% (cost $2,763)		2,763

Total Investments—99.6% (cost $94,675)		94,936

Cash and other assets, less liabilities—0.4%		396

Net assets—100.0%		$95,332

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—53.0%

	Canada—2.6%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	47,332	$2,094
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	6,545	1,241
			3,335
	United States—50.4%
*	Adobe, Inc. (Software)	8,931	2,842
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	3,374	3,920
*	Amazon.com, Inc. (Internet & direct marketing retail)	2,213	4,315
	BlackRock, Inc. (Capital markets)	5,330	2,345
*	CoStar Group, Inc. (Professional services)	2,497	1,466
*	Edwards Lifesciences Corporation (Health care equipment & supplies)	9,867	1,861
*	Facebook, Inc. Class “A” (Interactive Media & Services)	19,129	3,191
	Fidelity National Information Services, Inc. (IT services)	20,195	2,457
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	7,123	1,725
*	Illumina, Inc. (Life sciences tools & services)	2,939	803
	Intercontinental Exchange, Inc. (Capital markets)	28,311	2,286
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	2,751	1,362
	JPMorgan Chase & Co. (Banks)	26,981	2,429
	Lockheed Martin Corporation (Aerospace & defense)	5,622	1,906
	Mastercard, Inc. Class “A” (IT services)	14,431	3,486
	NextEra Energy, Inc. (Electric utilities)	10,055	2,419
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	20,205	1,672
*	PayPal Holdings, Inc. (IT services)	21,566	2,065
	Prologis, Inc. (Equity REIT)	18,531	1,489
	Roper Technologies, Inc. (Industrial conglomerates)	7,316	2,281
*	salesforce.com, Inc. (Software)	20,878	3,006
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	11,818	1,883
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	8,473	2,403
*	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty retail)	8,007	1,407
	Union Pacific Corporation (Road & rail)	17,030	2,402
	UnitedHealth Group, Inc. (Health care providers & services)	13,702	3,417
*	Veeva Systems, Inc. Class “A” (Health care technology)	5,037	788
	Zoetis, Inc. (Pharmaceuticals)	19,072	2,245
			63,871
	Europe—18.6%
	Denmark—4.4%
	Chr Hansen Holding A/S (Chemicals)	17,234	1,272
	DSV PANALPINA A/S (Air freight & logistics)	19,014	1,729
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	43,115	2,574
			5,575
	France—2.9%
	Airbus SE (Aerospace & defense)	22,275	1,436
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	6,175	2,265
			3,701
	Germany—2.1%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	109,120	1,576
	MTU Aero Engines AG (Aerospace & defense)	7,802	1,128
			2,704

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—18.6%—(continued)

	Ireland—1.7%
	Allegion plc (Building products)†	12,796	$1,177
	Aptiv plc (Auto components)†	18,349	904
			2,081
	Sweden—3.9%
	Atlas Copco AB Class “A” (Machinery)	67,296	2,238
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	48,816	2,064
	Indutrade AB (Trading companies & distributors)	23,222	628
			4,930
	Switzerland—3.6%
	Lonza Group AG (Life sciences tools & services)	6,388	2,628
	Partners Group Holding AG (Capital markets)	2,809	1,923
			4,551
	Emerging Asia—11.3%
	China—7.0%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	20,253	3,939
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	24,580	706
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	81,300	853
	Tencent Holdings, Ltd. (Interactive Media & Services)	67,600	3,341
			8,839
	India—1.1%
	HDFC Bank, Ltd.—ADR (Banks)	35,546	1,367
	Taiwan—3.2%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	85,950	4,108

	Japan—7.0%
	Daikin Industries, Ltd. (Building products)	18,700	2,257
	Keyence Corporation (Electronic equipment, instruments & components)	8,700	2,797
	MISUMI Group, Inc. (Machinery)	37,200	805
	Nihon M&A Center, Inc. (Professional services)	50,400	1,373
	SMC Corporation (Machinery)	4,100	1,719
			8,951
	Asia—5.8%
	Australia—3.3%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	65,679	851
	CSL, Ltd. (Biotechnology)	17,598	3,190
	Macquarie Group, Ltd. (Capital markets)	2,745	146
			4,187
	Hong Kong—2.5%
	AIA Group, Ltd. (Insurance)	281,400	2,520
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	114,000	600
			3,120

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	United Kingdom—3.3%
	Compass Group plc (Hotels, restaurants & leisure)	100,550	$1,566
	Experian plc (Professional services)	45,488	1,264
	Fevertree Drinks plc (Beverages)	20,700	309
	Victrex plc (Chemicals)	43,209	1,044
			4,183
	Emerging Latin America—0.7%
	Argentina—0.7%
*	Globant S.A. (Software)†	9,567	841

	Total Common Stocks—99.7% (cost $110,634)		126,344

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $317, collateralized by U.S. Treasury Note, 1.125%, due 2/28/25, valued at $327	$317	317

	Total Repurchase Agreement—0.2% (cost $317)		317

	Total Investments—99.9% (cost $110,951)		126,661

	Cash and other assets, less liabilities—0.1%		70

	Net assets—100.0%		$126,731

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

At March 31, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	20.0%
Industrials	18.8%
Health Care	18.2%
Consumer Discretionary	16.1%
Financials	12.0%
Communication Services	8.3%
Utilities	1.9%
Materials	1.8%
Consumer Staples	1.7%
Real Estate	1.2%
Total	100.0%

At March 31, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	63.5%
Japanese Yen	7.1%
Hong Kong Dollar	5.8%
Euro	5.1%
Danish Krone	4.4%
Swedish Krona	3.9%
Swiss Franc	3.6%
Australian Dollar	3.3%
British Pound Sterling	3.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—41.1%

	Denmark—8.1%
	Coloplast A/S Class “B” (Health care equipment & supplies)	93,984	$13,630
	DSV PANALPINA A/S (Air freight & logistics)	49,641	4,514
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	238,958	14,269
	Orsted A/S (Electric utilities)	116,905	11,445
			43,858
	Finland—1.0%
	Neste Oyj (Oil, gas & consumable fuels)	160,336	5,331
	France—8.6%
	Airbus SE (Aerospace & defense)	105,892	6,828
	Capgemini SE (IT services)	92,699	7,746
	L’Oreal S.A. (Personal products)	14,783	3,826
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	38,424	14,092
	Safran S.A. (Aerospace & defense)	100,270	8,884
	Teleperformance (Professional services)	24,759	5,128
			46,504
	Germany—4.3%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	569,806	8,226
	Rational AG (Machinery)	9,854	5,211
	SAP SE (Software)	88,862	9,921
			23,358
	Ireland—2.0%
	Kingspan Group plc (Building products)	200,834	10,830
	Luxembourg—0.4%
	Tenaris S.A. (Energy equipment & services)	354,944	2,142
	Netherlands—2.2%
*	Adyen N.V. (IT services)	9,681	8,271
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	14,678	3,869
			12,140
	Spain—1.3%
	Amadeus IT Group S.A. (IT services)	150,503	7,084
	Sweden—3.7%
	Atlas Copco AB Class “A” (Machinery)	352,969	11,738
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	202,160	8,548
			20,286
	Switzerland—9.5%
	Lonza Group AG (Life sciences tools & services)	41,467	17,057
	Partners Group Holding AG (Capital markets)	13,223	9,053
	Sika AG (Chemicals)	53,000	8,703
	Straumann Holding AG (Health care equipment & supplies)	11,253	8,227
*	Temenos AG (Software)	66,130	8,620
			51,660

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—18.9%

	China—13.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	109,204	$21,238
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,517,500	11,263
	NetEase, Inc.—ADR (Entertainment)	34,840	11,182
*	TAL Education Group—ADR (Diversified consumer services)	220,236	11,730
	Tencent Holdings, Ltd. (Interactive Media & Services)	350,000	17,299
			72,712
	India—2.4%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	310,690	6,673
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	450,063	6,482
			13,155
	Taiwan—3.1%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,896,000	17,068

	United Kingdom—13.5%
	Abcam plc (Biotechnology)	150,010	2,116
	Compass Group plc (Hotels, restaurants & leisure)	430,596	6,709
	Diageo plc (Beverages)	255,979	8,117
	Experian plc (Professional services)	430,503	11,964
	Halma plc (Electronic equipment, instruments & components)	240,893	5,658
	London Stock Exchange Group plc (Capital markets)	129,008	11,540
	RELX plc (Professional services)	500,158	10,675
	Segro plc (Equity REIT)	956,081	9,038
	Spirax-Sarco Engineering plc (Machinery)	58,031	5,826
	St James’s Place plc (Capital markets)	214,109	1,999
			73,642
	Japan—10.7%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	176,300	4,360
	Daikin Industries, Ltd. (Building products)	76,500	9,235
	Hoya Corporation (Health care equipment & supplies)	113,500	9,651
	Keyence Corporation (Electronic equipment, instruments & components)	49,900	16,044
	Shiseido Co., Ltd. (Personal products)	147,000	8,640
	SMC Corporation (Machinery)	24,500	10,271
			58,201
	Asia—6.9%
	Australia—3.3%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	307,742	3,987
	CSL, Ltd. (Biotechnology)	73,045	13,241
	Macquarie Group, Ltd. (Capital markets)	15,734	838
			18,066
	Hong Kong—3.6%
	AIA Group, Ltd. (Insurance)	1,872,800	16,770
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	481,000	2,534
			19,304

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Canada—6.1%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	198,351	$8,777
	Canadian National Railway Co. (Road & rail)	170,144	13,303
	Dollarama, Inc. (Multiline retail)	205,316	5,696
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	29,483	5,588
			33,364

	Total Common Stocks—97.2% (cost $493,352)		528,705

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $10,615, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $10,832	$10,615	10,615

	Total Repurchase Agreement—2.0% (cost $10,615)		10,615

	Total Investments—99.2% (cost $503,967)		539,320

	Cash and other assets, less liabilities—0.8%		4,342

	Net assets—100.0%		$543,662

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

At March 31, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	21.7%
Information Technology	19.1%
Health Care	15.6%
Consumer Discretionary	13.5%
Financials	12.7%
Communication Services	5.4%
Consumer Staples	3.9%
Energy	2.6%
Utilities	2.2%
Real Estate	1.7%
Materials	1.6%
Total	100.0%

At March 31, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	20.3%
British Pound Sterling	13.9%
U.S. Dollar	11.1%
Japanese Yen	11.0%
Swiss Franc	9.8%
Hong Kong Dollar	9.1%
Danish Krone	8.3%
Swedish Krona	3.8%
Canadian Dollar	3.6%
Australian Dollar	3.4%
New Taiwan Dollar	3.2%
Indian Rupee	2.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—40.3%

	Belgium—0.4%
	Melexis N.V. (Semiconductors & semiconductor equipment)	33,406	$1,742
	Warehouses De Pauw CVA (Equity REIT)	147,167	4,201
			5,943
	Denmark—6.2%
	Chr Hansen Holding A/S (Chemicals)	82,759	6,107
	Coloplast A/S Class “B” (Health care equipment & supplies)	104,335	15,131
	DSV PANALPINA A/S (Air freight & logistics)	171,780	15,620
*	Genmab A/S (Biotechnology)	51,679	10,381
*	Netcompany Group A/S (Software)	9,812	451
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	482,410	28,808
	Orsted A/S (Electric utilities)	164,729	16,126
	Royal Unibrew A/S (Beverages)	47,882	3,442
	Tryg A/S (Insurance)	90,841	2,211
			98,277
	Faroe Islands—0.1%
	Bakkafrost P/F (Food products)	43,984	2,084
	Finland—0.9%
	Neste Oyj (Oil, gas & consumable fuels)	434,762	14,455
	France—9.8%
	Airbus SE (Aerospace & defense)	235,603	15,192
	Alten S.A. (IT services)	1,222	86
	Capgemini SE (IT services)	153,609	12,836
	Dassault Systemes SE (Software)	95,196	13,898
	Hermes International (Textiles, apparel & luxury goods)	9,948	6,769
	Kering S.A. (Textiles, apparel & luxury goods)	29,693	15,482
	L’Oreal S.A. (Personal products)	86,564	22,404
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	61,283	22,475
	Orpea (Health care providers & services)	43,070	4,472
	Rubis SCA (Gas utilities)	59,436	2,451
	Safran S.A. (Aerospace & defense)	158,258	14,021
	Sartorius Stedim Biotech (Life sciences tools & services)	20,060	4,003
	Teleperformance (Professional services)	58,516	12,120
*	Worldline S.A. (IT services)	168,553	9,948
			156,157
	Germany—4.3%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	45,914	4,372
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	492,772	7,114
	KION Group AG (Machinery)	49,660	2,137
	MTU Aero Engines AG (Aerospace & defense)	78,693	11,379
	Puma SE (Textiles, apparel & luxury goods)	104,975	6,168
	SAP SE (Software)	149,400	16,680
*	TeamViewer AG (Software)	161,360	6,561
	Vonovia SE (Real estate management & development)	295,261	14,687
			69,098
	Ireland—1.9%
*	ICON plc (Life sciences tools & services)†	68,410	9,304

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—40.3%—(continued)

	Ireland — (continued)
	Kerry Group plc Class “A” (Food products)	92,066	$10,746
	Kingspan Group plc (Building products)	185,791	10,019
			30,069
	Israel—0.5%
*	CyberArk Software, Ltd. (Software)†	42,311	3,620
*	Wix.com, Ltd. (IT services)†	39,695	4,002
			7,622
	Italy—1.2%
	Amplifon SpA (Health care providers & services)	155,075	3,150
	Banca Generali SpA (Capital markets)	138,521	2,878
	Enel SpA (Electric utilities)	1,300,977	8,974
	Moncler SpA (Textiles, apparel & luxury goods)	83,097	3,020
	Technogym SpA (Leisure products)	160,022	1,044
			19,066
	Netherlands—3.2%
*	Adyen N.V. (IT services)	16,645	14,220
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	124,105	32,716
*	Basic-Fit N.V. (Hotels, restaurants & leisure)	63,371	1,060
	Euronext N.V. (Capital markets)	48,475	3,569
			51,565
	Norway—0.2%
	TOMRA Systems ASA (Commercial services & supplies)	131,732	3,679
	Spain—0.9%
	Amadeus IT Group S.A. (IT services)	296,531	13,957
	Sweden—4.1%
	AAK AB (Food products)	138,322	2,237
	Atlas Copco AB Class “A” (Machinery)	804,283	26,746
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	193,457	6,559
	Fabege AB (Real estate management & development)	248,895	3,176
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	342,982	14,503
	Indutrade AB (Trading companies & distributors)	114,895	3,109
	Lifco AB Class “B” (Industrial conglomerates)	68,116	2,497
	Nibe Industrier AB Class “B” (Building products)	211,355	3,057
	Nolato AB Class “B” (Industrial conglomerates)	60,242	2,716
	Vitrolife AB (Biotechnology)	111,652	1,603
			66,203
	Switzerland—6.6%
	Belimo Holding AG (Building products)	400	2,549
	Logitech International S.A. (Technology hardware, storage & peripherals)	146,198	6,261
	Lonza Group AG (Life sciences tools & services)	82,310	33,856
	Partners Group Holding AG (Capital markets)	19,165	13,122
	Sika AG (Chemicals)	124,828	20,498
	Straumann Holding AG (Health care equipment & supplies)	15,645	11,438
	Tecan Group AG (Life sciences tools & services)	15,685	4,698
*	Temenos AG (Software)	74,987	9,775

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—40.3%—(continued)

	Switzerland — (continued)
*	VAT Group AG (Machinery)	28,908	$3,941
			106,138
	Emerging Asia—22.8%
	China—15.6%
	A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	790,500	3,791
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	852,328	4,677
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	218,293	42,454
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,472,000	5,296
*	China Mengniu Dairy Co., Ltd. (Food products)	1,584,000	5,463
	China Merchants Bank Co., Ltd. Class “H” (Banks)	4,051,000	18,123
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,419,000	5,710
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	298,416	5,239
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	534,270	4,784
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	104,877	3,013
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	58,153	9,037
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,223,500	9,274
	NAURA Technology Group Co., Ltd. Class “A” (Electronic equipment, instruments & components)	193,313	3,135
	NetEase, Inc.—ADR (Entertainment)	48,863	15,683
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	1,029,221	3,273
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,217,500	21,657
	Shenzhen Goodix Technology Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	86,586	3,145
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	109,350	3,978
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	501,000	5,255
*	TAL Education Group—ADR (Diversified consumer services)	415,188	22,113
	Tencent Holdings, Ltd. (Interactive Media & Services)	854,600	42,241
*	Tencent Music Entertainment Group—ADR (Entertainment)	178,587	1,796
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	222,639	3,353
	Vitasoy International Holdings, Ltd. (Food products)	510,000	1,535
	WuXi AppTec Co., Ltd. Class “A” (Life sciences tools & services)	227,896	2,873
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	245,000	3,128
			250,026
	India—1.5%
	HDFC Bank, Ltd. (Banks)	526,064	5,967
	Hexaware Technologies, Ltd. (IT services)	456,490	1,363
	Pidilite Industries, Ltd. (Chemicals)	173,957	3,115
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	708,529	10,204
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	247,750	3,056
			23,705
	Indonesia—1.0%
	PT Bank Central Asia Tbk (Banks)	9,589,200	16,157
	South Korea—0.7%
	Kakao Corporation (Interactive Media & Services)	32,590	4,122
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	32,913	6,408
			10,530

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—22.8%—(continued)

	Taiwan—3.3%
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	174,000	$1,377
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	284,000	3,172
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,276,000	13,696
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	706,439	33,761
			52,006
	Thailand—0.7%
	Airports of Thailand PCL (Transportation infrastructure)	1,556,600	2,396
*	Sea, Ltd.—ADR (Entertainment)	133,644	5,922
	Tisco Financial Group PCL (Banks)	1,211,400	2,581
			10,899
	Japan—13.2%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	313,700	7,758
	Benefit One, Inc. (Professional services)	212,300	2,752
	Daikin Industries, Ltd. (Building products)	136,100	16,429
	Disco Corporation (Semiconductors & semiconductor equipment)	48,300	9,397
	en-japan, Inc. (Professional services)	47,300	879
	GMO Payment Gateway, Inc. (IT services)	54,200	3,799
	Harmonic Drive Systems, Inc. (Machinery)	90,100	3,893
	Hoya Corporation (Health care equipment & supplies)	252,300	21,453
	Keyence Corporation (Electronic equipment, instruments & components)	92,000	29,579
	Meitec Corporation (Professional services)	47,900	1,900
	MISUMI Group, Inc. (Machinery)	230,900	4,995
	MonotaRO Co., Ltd. (Trading companies & distributors)	145,500	3,844
	Nihon M&A Center, Inc. (Professional services)	234,900	6,398
	Nomura Research Institute, Ltd. (IT services)	407,500	8,608
	NS Solutions Corporation (IT services)	82,900	2,014
	Omron Corporation (Electronic equipment, instruments & components)	206,800	10,692
	Persol Holdings Co., Ltd. (Professional services)	199,400	1,995
	Shimadzu Corporation (Electronic equipment, instruments & components)	226,100	5,901
	Shiseido Co., Ltd. (Personal products)	246,300	14,476
	SMC Corporation (Machinery)	56,200	23,561
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	160,800	2,357
	TechnoPro Holdings, Inc. (Professional services)	79,000	3,687
	Terumo Corporation (Health care equipment & supplies)	437,500	14,989
	TIS, Inc. (IT services)	382,500	6,343
*	UT Group Co., Ltd. (Professional services)	84,500	859
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	79,200	2,492
			211,050
	United Kingdom—12.5%
	3i Group plc (Capital markets)	586,590	5,684
	Abcam plc (Biotechnology)	149,393	2,107
	Avast plc (Software)	1,003,786	4,853
	AVEVA Group plc (Software)	114,828	4,947
	Beazley plc (Insurance)	592,738	2,859
	Big Yellow Group plc (Equity REIT)	288,922	3,575
	Compass Group plc (Hotels, restaurants & leisure)	977,320	15,227
	Croda International plc (Chemicals)	119,514	6,305
	Diageo plc (Beverages)	537,939	17,058

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—12.5%—(continued)
	Experian plc (Professional services)	691,724	$19,224
	Fevertree Drinks plc (Beverages)	97,615	1,456
	Greggs plc (Hotels, restaurants & leisure)	265,663	5,287
	Halma plc (Electronic equipment, instruments & components)	569,392	13,373
	Hiscox, Ltd. (Insurance)	358,819	4,086
	Intermediate Capital Group plc (Capital markets)	333,589	3,682
	Intertek Group plc (Professional services)	136,540	7,977
	London Stock Exchange Group plc (Capital markets)	195,082	17,451
	RELX plc (Professional services)	614,543	13,116
	Renishaw plc (Electronic equipment, instruments & components)	67,280	2,613
	Rentokil Initial plc (Commercial services & supplies)	1,892,871	9,040
	Rotork plc (Machinery)	1,064,874	2,817
	Segro plc (Equity REIT)	1,149,177	10,864
	Softcat plc (IT services)	229,660	2,924
	Spirax-Sarco Engineering plc (Machinery)	102,863	10,327
	SSP Group plc (Hotels, restaurants & leisure)	423,318	1,595
	St James’s Place plc (Capital markets)	356,691	3,331
	The UNITE Group plc (Equity REIT)	153,176	1,529
	Victrex plc (Chemicals)	159,383	3,850
	WH Smith plc (Specialty retail)	155,176	2,180
			199,337
	Canada—4.7%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	448,652	10,568
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	286,840	12,693
	Canadian National Railway Co. (Road & rail)	231,135	18,071
	Canadian Pacific Railway, Ltd. (Road & rail)†	64,114	14,079
	Enghouse Systems, Ltd. (Software)	72,650	2,247
*	Kinaxis, Inc. (Software)	37,812	2,926
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	60,920	11,547
	Parkland Fuel Corporation (Oil, gas & consumable fuels)	40,878	721
	Toromont Industries, Ltd. (Trading companies & distributors)	55,013	2,410
			75,262
	Asia—4.1%
	Australia—2.0%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	354,030	4,587
	CSL, Ltd. (Biotechnology)	115,957	21,020
	Goodman Group (Equity REIT)	722,351	5,294
	Macquarie Group, Ltd. (Capital markets)	19,299	1,028
			31,929
	Hong Kong—2.0%
	AIA Group, Ltd. (Insurance)	3,309,000	29,631
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	576,000	3,034
			32,665
	New Zealand—0.1%
	Auckland International Airport, Ltd. (Transportation infrastructure)	431,517	1,286

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—1.3%

	Argentina—0.2%
*	Globant S.A. (Software)†	34,053	$2,992
	Brazil—1.0%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	753,500	5,206
	Localiza Rent a Car S.A. (Road & rail)	386,595	1,957
	Lojas Renner S.A. (Multiline retail)	302,600	1,954
	Magazine Luiza S.A. (Multiline retail)	521,000	3,909
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	398,100	3,445
			16,471
	Mexico—0.1%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	20,764	1,955

	Emerging Europe, Mid-East, Africa—0.7%
	Russia—0.4%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	200,204	6,817
	South Africa—0.3%
	Bid Corporation, Ltd. (Food & staples retailing)	133,963	1,579
	Bidvest Group, Ltd. (Industrial conglomerates)	133,963	1,092
	Mr. Price Group, Ltd. (Specialty retail)	179,889	1,142
			3,813

	Total Common Stocks—99.6% (cost $1,440,170)		1,591,213

	Total Investments—99.6% (cost $1,440,170)		1,591,213

	Cash and other assets, less liabilities—0.4%		5,869

	Net assets—100.0%		$1,597,082

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

At March 31, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	21.9%
Industrials	20.1%
Health Care	14.1%
Consumer Discretionary	12.9%
Financials	11.0%
Consumer Staples	6.7%
Communication Services	4.8%
Real Estate	2.7%
Materials	2.5%
Utilities	1.7%
Energy	1.6%
Total	100.0%

At March 31, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.1%
Japanese Yen	13.3%
British Pound Sterling	12.5%
U.S. Dollar	12.0%
Hong Kong Dollar	9.3%
Swiss Franc	6.7%
Danish Krone	6.2%
Swedish Krona	4.2%
Yuan Renminbi	3.1%
Canadian Dollar	2.3%
Australian Dollar	2.0%
Indian Rupee	1.5%
New Taiwan Dollar	1.1%
Brazilian Real	1.0%
Indonesian Rupiah	1.0%
All Other Currencies	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—40.1%

	Belgium—0.4%
	Melexis N.V. (Semiconductors & semiconductor equipment)	31,879	$1,663
	Warehouses De Pauw CVA (Equity REIT)	140,438	4,009
			5,672
	Denmark—6.1%
	Chr Hansen Holding A/S (Chemicals)	78,975	5,828
	Coloplast A/S Class “B” (Health care equipment & supplies)	99,564	14,439
	DSV PANALPINA A/S (Air freight & logistics)	163,925	14,906
*	Genmab A/S (Biotechnology)	49,316	9,906
*	Netcompany Group A/S (Software)	9,368	430
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	460,352	27,490
	Orsted A/S (Electric utilities)	157,197	15,389
	Royal Unibrew A/S (Beverages)	45,692	3,285
	Tryg A/S (Insurance)	86,687	2,110
			93,783
	Faroe Islands—0.1%
	Bakkafrost P/F (Food products)	41,973	1,989
	Finland—0.9%
	Neste Oyj (Oil, gas & consumable fuels)	414,883	13,794
	France—9.7%
	Airbus SE (Aerospace & defense)	224,830	14,498
	Alten S.A. (IT services)	1,132	80
	Capgemini SE (IT services)	146,585	12,249
	Dassault Systemes SE (Software)	90,844	13,262
	Hermes International (Textiles, apparel & luxury goods)	9,493	6,459
	Kering S.A. (Textiles, apparel & luxury goods)	28,336	14,775
	L’Oreal S.A. (Personal products)	82,624	21,384
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	58,481	21,448
	Orpea (Health care providers & services)	41,100	4,268
	Rubis SCA (Gas utilities)	56,718	2,339
	Safran S.A. (Aerospace & defense)	151,021	13,380
	Sartorius Stedim Biotech (Life sciences tools & services)	19,143	3,820
	Teleperformance (Professional services)	55,840	11,565
*	Worldline S.A. (IT services)	160,846	9,493
			149,020
	Germany—4.3%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	43,814	4,172
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	470,343	6,790
	KION Group AG (Machinery)	47,390	2,040
	MTU Aero Engines AG (Aerospace & defense)	75,095	10,858
	Puma SE (Textiles, apparel & luxury goods)	100,176	5,886
	SAP SE (Software)	142,569	15,917
*	TeamViewer AG (Software)	153,982	6,261
	Vonovia SE (Real estate management & development)	281,761	14,016
			65,940
	Ireland—1.9%
*	ICON plc (Life sciences tools & services)†	65,916	8,965

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—40.1%—(continued)

	Ireland — (continued)
	Kerry Group plc Class “A” (Food products)	87,857	$10,255
	Kingspan Group plc (Building products)	177,296	9,561
			28,781
	Israel—0.5%
*	CyberArk Software, Ltd. (Software)†	40,769	3,488
*	Wix.com, Ltd. (IT services)†	38,247	3,856
			7,344
	Italy—1.2%
	Amplifon SpA (Health care providers & services)	147,984	3,006
	Banca Generali SpA (Capital markets)	132,187	2,747
	Enel SpA (Electric utilities)	1,241,491	8,564
	Moncler SpA (Textiles, apparel & luxury goods)	79,297	2,881
	Technogym SpA (Leisure products)	152,705	996
			18,194
	Netherlands—3.2%
*	Adyen N.V. (IT services)	15,884	13,570
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	118,430	31,220
*	Basic-Fit N.V. (Hotels, restaurants & leisure)	60,473	1,011
	Euronext N.V. (Capital markets)	46,259	3,406
			49,207

	Norway—0.2%
	TOMRA Systems ASA (Commercial services & supplies)	125,708	3,510

	Spain—0.9%
	Amadeus IT Group S.A. (IT services)	282,972	13,319

	Sweden—4.1%
	AAK AB (Food products)	131,998	2,134
	Atlas Copco AB Class “A” (Machinery)	767,508	25,523
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	184,611	6,259
	Fabege AB (Real estate management & development)	237,514	3,030
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	327,299	13,840
	Indutrade AB (Trading companies & distributors)	109,641	2,966
	Lifco AB Class “B” (Industrial conglomerates)	65,001	2,383
	Nibe Industrier AB Class “B” (Building products)	201,691	2,918
	Nolato AB Class “B” (Industrial conglomerates)	57,487	2,592
	Vitrolife AB (Biotechnology)	106,547	1,530
			63,175
	Switzerland—6.6%
	Belimo Holding AG (Building products)	382	2,434
	Logitech International S.A. (Technology hardware, storage & peripherals)	139,513	5,975
	Lonza Group AG (Life sciences tools & services)	78,546	32,308
	Partners Group Holding AG (Capital markets)	18,288	12,521
	Sika AG (Chemicals)	119,121	19,561
	Straumann Holding AG (Health care equipment & supplies)	14,929	10,915
	Tecan Group AG (Life sciences tools & services)	14,968	4,483
*	Temenos AG (Software)	71,559	9,328

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—40.1%—(continued)

	Switzerland — (continued)
*	VAT Group AG (Machinery)	27,587	$3,761
			101,286

	Emerging Asia—22.7%

	China—15.6%
	A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	754,250	3,617
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	813,400	4,464
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	210,377	40,914
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,358,900	5,054
*	China Mengniu Dairy Co., Ltd. (Food products)	1,511,000	5,211
	China Merchants Bank Co., Ltd. Class “H” (Banks)	3,866,000	17,296
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,354,000	5,448
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	287,100	5,041
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	513,800	4,601
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	101,052	2,903
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	55,417	8,612
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,076,000	8,849
	NAURA Technology Group Co., Ltd. (Electronic equipment, instruments & components)	186,000	3,016
	NetEase, Inc.—ADR (Entertainment)	47,081	15,111
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	989,800	3,148
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,116,000	20,665
	Shenzhen Goodix Technology Co., Ltd. (Semiconductors & semiconductor equipment)	83,300	3,026
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	105,200	3,827
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	477,900	5,013
*	TAL Education Group—ADR (Diversified consumer services)	400,133	21,311
	Tencent Holdings, Ltd. (Interactive Media & Services)	815,800	40,323
*	Tencent Music Entertainment Group—ADR (Entertainment)	172,074	1,731
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	214,100	3,224
	Vitasoy International Holdings, Ltd. (Food products)	486,000	1,463
	WuXi AppTec Co., Ltd. Class “A” (Life sciences tools & services)	217,460	2,741
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	233,500	2,981
			239,590
	India—1.5%
	HDFC Bank, Ltd. (Banks)	502,010	5,695
	Hexaware Technologies, Ltd. (IT services)	435,617	1,300
	Pidilite Industries, Ltd. (Chemicals)	166,003	2,972
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	676,132	9,738
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	236,422	2,916
			22,621
	Indonesia—1.0%
	PT Bank Central Asia Tbk (Banks)	9,150,706	15,418

	South Korea—0.6%
	Kakao Corporation (Interactive Media & Services)	31,100	3,933
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	31,408	6,115
			10,048
	Taiwan—3.3%
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	166,000	1,314

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—22.7%—(continued)

	Taiwan — (continued)
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	271,000	$3,027
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,218,000	13,073
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	680,675	32,530
			49,944
	Thailand—0.7%
	Airports of Thailand PCL (Transportation infrastructure)	1,485,400	2,286
*	Sea, Ltd.—ADR (Entertainment)	129,066	5,719
	Tisco Financial Group PCL (Banks)	1,156,000	2,464
			10,469
	Japan—13.1%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	299,400	7,405
	Benefit One, Inc. (Professional services)	202,600	2,626
	Daikin Industries, Ltd. (Building products)	129,800	15,669
	Disco Corporation (Semiconductors & semiconductor equipment)	46,100	8,969
	en-japan, Inc. (Professional services)	45,200	840
	GMO Payment Gateway, Inc. (IT services)	51,800	3,630
	Harmonic Drive Systems, Inc. (Machinery)	85,900	3,712
	Hoya Corporation (Health care equipment & supplies)	240,800	20,476
	Keyence Corporation (Electronic equipment, instruments & components)	87,800	28,229
	Meitec Corporation (Professional services)	45,700	1,812
	MISUMI Group, Inc. (Machinery)	220,300	4,765
	MonotaRO Co., Ltd. (Trading companies & distributors)	138,900	3,670
	Nihon M&A Center, Inc. (Professional services)	224,200	6,106
	Nomura Research Institute, Ltd. (IT services)	388,900	8,215
	NS Solutions Corporation (IT services)	79,100	1,921
	Omron Corporation (Electronic equipment, instruments & components)	197,400	10,206
	Persol Holdings Co., Ltd. (Professional services)	190,300	1,904
	Shimadzu Corporation (Electronic equipment, instruments & components)	215,800	5,632
	Shiseido Co., Ltd. (Personal products)	235,100	13,817
	SMC Corporation (Machinery)	53,600	22,471
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	153,600	2,252
	TechnoPro Holdings, Inc. (Professional services)	75,400	3,519
	Terumo Corporation (Health care equipment & supplies)	417,500	14,304
	TIS, Inc. (IT services)	364,800	6,050
*	UT Group Co., Ltd. (Professional services)	80,700	820
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	75,600	2,379
			201,399

	United Kingdom—12.4%

	3i Group plc (Capital markets)	559,769	5,424
	Abcam plc (Biotechnology)	142,562	2,011
	Avast plc (Software)	957,889	4,631
	AVEVA Group plc (Software)	109,578	4,721
	Beazley plc (Insurance)	565,636	2,728
	Big Yellow Group plc (Equity REIT)	275,711	3,411
	Compass Group plc (Hotels, restaurants & leisure)	932,633	14,530
	Croda International plc (Chemicals)	114,049	6,017
	Diageo plc (Beverages)	513,342	16,278
	Experian plc (Professional services)	660,095	18,345

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—12.4%—(continued)
	Fevertree Drinks plc (Beverages)	93,152	$1,389
	Greggs plc (Hotels, restaurants & leisure)	253,516	5,045
	Halma plc (Electronic equipment, instruments & components)	543,357	12,761
	Hiscox, Ltd. (Insurance)	342,413	3,899
	Intermediate Capital Group plc (Capital markets)	318,336	3,514
	Intertek Group plc (Professional services)	130,297	7,613
	London Stock Exchange Group plc (Capital markets)	186,162	16,653
	RELX plc (Professional services)	586,444	12,516
	Renishaw plc (Electronic equipment, instruments & components)	64,204	2,494
	Rentokil Initial plc (Commercial services & supplies)	1,806,321	8,627
	Rotork plc (Machinery)	1,016,184	2,689
	Segro plc (Equity REIT)	1,096,632	10,367
	Softcat plc (IT services)	219,159	2,791
	Spirax-Sarco Engineering plc (Machinery)	98,160	9,855
	SSP Group plc (Hotels, restaurants & leisure)	403,962	1,522
	St James’s Place plc (Capital markets)	336,025	3,138
	The UNITE Group plc (Equity REIT)	146,172	1,459
	Victrex plc (Chemicals)	152,095	3,674
	WH Smith plc (Specialty retail)	148,081	2,080
			190,182

	Canada—4.7%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	432,290	10,183
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	276,440	12,233
	Canadian National Railway Co. (Road & rail)	222,706	17,412
	Canadian Pacific Railway, Ltd. (Road & rail)†	61,776	13,565
	Enghouse Systems, Ltd. (Software)	70,000	2,165
*	Kinaxis, Inc. (Software)	36,433	2,819
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	58,698	11,126
	Parkland Fuel Corporation (Oil, gas & consumable fuels)	39,008	688
	Toromont Industries, Ltd. (Trading companies & distributors)	53,007	2,322
			72,513

	Asia—4.1%

	Australia—2.0%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	337,842	4,378
	CSL, Ltd. (Biotechnology)	110,655	20,059
	Goodman Group (Equity REIT)	689,322	5,052
	Macquarie Group, Ltd. (Capital markets)	18,180	968
			30,457
	Hong Kong—2.0%
	AIA Group, Ltd. (Insurance)	3,157,663	28,276
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	544,000	2,865
			31,141
	New Zealand—0.1%
	Auckland International Airport, Ltd. (Transportation infrastructure)	411,786	1,227

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—1.4%

	Argentina—0.2%
*	Globant S.A. (Software)†	32,810	$2,883

	Brazil—1.1%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	726,100	5,017
	Localiza Rent a Car S.A. (Road & rail)	372,395	1,885
	Lojas Renner S.A. (Multiline retail)	291,560	1,883
	Magazine Luiza S.A. (Multiline retail)	502,100	3,767
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	383,700	3,320
			15,872
	Mexico—0.1%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	20,007	1,884

	Emerging Europe, Mid-East, Africa—0.7%

	Russia—0.4%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	192,902	6,568

	South Africa—0.3%
	Bid Corporation, Ltd. (Food & staples retailing)	127,838	1,507
	Bidvest Group, Ltd. (Industrial conglomerates)	127,838	1,042
	Mr. Price Group, Ltd. (Specialty retail)	171,664	1,090
			3,639

	Total Common Stocks—99.2% (cost $1,397,405)		1,520,869

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $1,000, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $1,024	$1,000	1,000

	Total Repurchase Agreement—0.1% (cost $1,000)		1,000

	Total Investments—99.3% (cost $1,398,405)		1,521,869

	Cash and other assets, less liabilities—0.7%		10,322

	Net assets—100.0%		$1,532,191

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

At March 31, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	21.9%
Industrials	20.1%
Health Care	14.1%
Consumer Discretionary	12.9%
Financials	11.0%
Consumer Staples	6.7%
Communication Services	4.8%
Real Estate	2.7%
Materials	2.5%
Utilities	1.7%
Energy	1.6%
Total	100.0%

At March 31, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.0%
Japanese Yen	13.2%
British Pound Sterling	12.5%
U.S. Dollar	12.2%
Hong Kong Dollar	9.3%
Swiss Franc	6.7%
Danish Krone	6.2%
Swedish Krona	4.2%
Yuan Renminbi	3.1%
Canadian Dollar	2.3%
Australian Dollar	2.0%
Indian Rupee	1.5%
New Taiwan Dollar	1.1%
Brazilian Real	1.0%
Indonesian Rupiah	1.0%
All Other Currencies	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—42.1%

	Belgium—2.8%
	Melexis N.V. (Semiconductors & semiconductor equipment)	35,154	$1,833
	Warehouses De Pauw CVA (Equity REIT)	138,412	3,951
			5,784
	Denmark—3.5%
*	Netcompany Group A/S (Software)	71,191	3,270
	Royal Unibrew A/S (Beverages)	37,364	2,686
	Tryg A/S (Insurance)	53,943	1,313
			7,269
	Faroe Islands—1.1%
	Bakkafrost P/F (Food products)	49,245	2,334

	France—1.2%
	Alten S.A. (IT services)	1,640	116
	Rubis SCA (Gas utilities)	42,692	1,760
*	Worldline S.A. (IT services)	12,655	747
			2,623
	Germany—5.1%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	38,852	3,699
*	HelloFresh SE (Internet & direct marketing retail)	44,793	1,463
	Siltronic AG (Semiconductors & semiconductor equipment)	28,409	2,055
*	TeamViewer AG (Software)	83,470	3,394
			10,611
	Greece—0.6%
	OPAP S.A. (Hotels, restaurants & leisure)	159,338	1,201

	Israel—3.1%
*	CyberArk Software, Ltd. (Software)†	29,323	2,509
	Elbit Systems, Ltd. (Aerospace & defense)	12,352	1,601
	Mizrahi Tefahot Bank, Ltd. (Banks)	69,415	1,277
	Strauss Group, Ltd. (Food products)	41,614	1,093
			6,480
	Italy—1.7%
	Amplifon SpA (Health care providers & services)	102,190	2,076
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	39,899	1,208
	Technogym SpA (Leisure products)	30,526	199
			3,483
	Jersey—0.9%
	Sanne Group plc (Capital markets)	235,959	1,814

	Netherlands—2.9%
*	Basic-Fit N.V. (Hotels, restaurants & leisure)	42,852	717
	Euronext N.V. (Capital markets)	48,378	3,562
	IMCD N.V. (Trading companies & distributors)	23,961	1,719
			5,998

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—42.1%—(continued)

	Norway—0.9%
	TOMRA Systems ASA (Commercial services & supplies)	68,411	$1,910

	Spain—1.0%
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	177,393	2,134

	Sweden—10.9%
	AddTech AB Class “B” (Trading companies & distributors)	63,086	1,540
	Arjo AB (Health care equipment & supplies)	106,261	525
	Beijer Ref AB (Trading companies & distributors)	85,536	1,536
	Biotage AB (Life sciences tools & services)	54,684	545
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	85,336	2,893
	Indutrade AB (Trading companies & distributors)	152,269	4,120
	Investment AB Latour Class “B” (Industrial conglomerates)	83,488	1,179
	Lifco AB Class “B” (Industrial conglomerates)	48,850	1,791
	MIPS AB (Leisure products)	86,352	1,934
	Nibe Industrier AB Class “B” (Building products)	180,278	2,608
	Nolato AB Class “B” (Industrial conglomerates)	32,217	1,453
	Thule Group AB (Leisure products)	83,737	1,445
	Vitrolife AB (Biotechnology)	83,054	1,192
			22,761
	Switzerland—6.4%
	Belimo Holding AG (Building products)	143	911
	Galenica AG (Health care providers & services)	40,870	2,789
	Kardex AG (Machinery)	13,138	1,807
*	Siegfried Holding AG (Life sciences tools & services)	3,824	1,539
	Tecan Group AG (Life sciences tools & services)	12,086	3,620
*	VAT Group AG (Machinery)	19,071	2,600
			13,266

	Japan—16.9%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	123,000	3,042
	Benefit One, Inc. (Professional services)	113,000	1,465
	GMO Payment Gateway, Inc. (IT services)	21,800	1,528
	Harmonic Drive Systems, Inc. (Machinery)	71,700	3,098
	JINS Holdings, Inc. (Specialty retail)	24,500	1,342
	Matsumotokiyoshi Holdings Co., Ltd. (Food & staples retailing)	39,400	1,436
	MonotaRO Co., Ltd. (Trading companies & distributors)	108,300	2,862
	Nihon M&A Center, Inc. (Professional services)	180,400	4,913
	Nihon Unisys, Ltd. (IT services)	129,800	3,462
	NS Solutions Corporation (IT services)	49,500	1,202
	PALTAC Corporation (Distributors)	44,100	2,184
	SMS Co., Ltd. (Professional services)	51,300	989
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	112,000	1,642
	TechnoPro Holdings, Inc. (Professional services)	49,200	2,296
	TIS, Inc. (IT services)	223,200	3,702
			35,163

	United Kingdom—15.8%
	Abcam plc (Biotechnology)	148,415	2,093
	Avast plc (Software)	812,125	3,926
	AVEVA Group plc (Software)	67,207	2,896

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks—(continued)

United Kingdom—15.8%—(continued)
Beazley plc (Insurance)	597,848	$2,884
Big Yellow Group plc (Equity REIT)	134,043	1,658
Burford Capital, Ltd. (Capital markets)	80,248	412
Diploma plc (Trading companies & distributors)	177,131	3,546
Fevertree Drinks plc (Beverages)	76,019	1,134
Hill & Smith Holdings plc (Metals & mining)	91,043	1,070
Intermediate Capital Group plc (Capital markets)	126,864	1,400
Renishaw plc (Electronic equipment, instruments & components)	52,197	2,027
Rotork plc (Machinery)	484,806	1,283
Safestore Holdings plc (Equity REIT)	140,713	1,113
Softcat plc (IT services)	155,466	1,980
SSP Group plc (Hotels, restaurants & leisure)	184,673	696
The UNITE Group plc (Equity REIT)	220,984	2,205
Victrex plc (Chemicals)	55,413	1,339
Workspace Group plc (Equity REIT)	127,452	1,196
		32,858

Emerging Asia—13.4%

Cambodia—0.9%
NagaCorp, Ltd. (Hotels, restaurants & leisure)	1,788,000	1,810

China—5.2%
A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	492,000	2,360
Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	525,000	2,112
Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	74,272	2,134
Silergy Corporation (Semiconductors & semiconductor equipment)	91,000	2,952
Travelsky Technology, Ltd. Class “H” (IT services)	764,000	1,337
		10,895
India—1.6%
AU Small Finance Bank, Ltd. (Banks)	68,553	469
Ipca Laboratories, Ltd. (Pharmaceuticals)	46,402	836
Motherson Sumi Systems, Ltd. (Auto components)	979,141	782
PVR, Ltd. (Entertainment)	80,558	1,263
		3,350
South Korea—0.5%
Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	15,633	990

Taiwan—4.5%
ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	37,000	1,260
Chailease Holding Co., Ltd. (Diversified financial services)	453,736	1,367
Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	460,400	1,972
Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	276,000	3,083
Tripod Technology Corporation (Electronic equipment, instruments & components)	235,000	731
Voltronic Power Technology Corporation (Electrical equipment)	40,000	831
		9,244
Thailand—0.7%
Tisco Financial Group PCL (Banks)	715,600	1,525

Canada—4.0%
Enghouse Systems, Ltd. (Software)	42,874	1,326

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Canada—4.0%—(continued)
*	Kinaxis, Inc. (Software)	29,678	$2,296
	Parkland Fuel Corporation (Oil, gas & consumable fuels)	93,449	1,648
	Toromont Industries, Ltd. (Trading companies & distributors)	70,122	3,072
			8,342

	Emerging Latin America—3.2%

	Argentina—1.7%
*	Globant S.A. (Software)†	40,537	3,562

	Brazil—0.3%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	94,000	667

	Mexico—1.2%
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	343,300	1,162
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	14,521	1,367
			2,529

	Asia—1.8%

	New Zealand—1.8%
	Ryman Healthcare, Ltd. (Health care providers & services)	273,580	1,660
	Spark New Zealand, Ltd. (Diversified telecommunication services)	825,161	2,008
			3,668

	Emerging Europe, Mid-East, Africa—1.5%

	South Africa—1.1%
	Clicks Group, Ltd. (Food & staples retailing)	158,146	2,279

	United Arab Emirates—0.4%
*	Network International Holdings plc (IT services)	163,293	794

	Total Common Stocks—98.7% (cost $212,293)		205,344

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $1,998, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $2,043	$1,998	1,998

	Total Repurchase Agreement—1.0% (cost $1,998)		1,998

	Total Investments—99.7% (cost $214,291)		207,342

	Cash and other assets, less liabilities—0.3%		586

	Net assets—100.0%		$207,928

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

At March 31, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	27.4%
Information Technology	25.8%
Consumer Discretionary	11.8%
Health Care	11.5%
Financials	7.8%
Consumer Staples	5.3%
Real Estate	4.9%
Utilities	1.9%
Communication Services	1.6%
Materials	1.2%
Energy	0.8%
Total	100.0%

At March 31, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	17.3%
Japanese Yen	17.1%
Euro	15.5%
Swedish Krona	11.1%
Swiss Franc	6.5%
New Taiwan Dollar	5.9%
U.S. Dollar	4.7%
Canadian Dollar	4.1%
Hong Kong Dollar	3.7%
Danish Krone	3.5%
Norwegian Krone	2.1%
Israeli Shekel	1.9%
New Zealand Dollar	1.8%
Indian Rupee	1.6%
South African Rand	1.1%
All Other Currencies	2.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—78.5%

	China—40.1%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	69,673	$13,550
	China International Travel Service Corporation, Ltd. Class “A” (Specialty retail)	364,856	3,417
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	157,101	4,513
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	134,992	1,733
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	21,359	3,319
	Midea Group Co., Ltd. Class “A” (Household durables)	415,200	2,810
	NetEase, Inc.—ADR (Entertainment)	19,353	6,212
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	807,500	7,886
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	351,200	3,684
*	TAL Education Group—ADR (Diversified consumer services)	73,133	3,895
	Tencent Holdings, Ltd. (Interactive Media & Services)	266,100	13,153
*	Tencent Music Entertainment Group—ADR (Entertainment)	329,423	3,314
	Travelsky Technology, Ltd. Class “H” (IT services)	1,431,000	2,505
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	155,900	2,709
			72,700
	India—14.4%
	Asian Paints, Ltd. (Chemicals)	120,341	2,634
	Bajaj Finance, Ltd. (Consumer finance)	40,137	1,172
	Britannia Industries, Ltd. (Food products)	40,344	1,426
	HDFC Bank, Ltd.—ADR (Banks)	5,208	200
	HDFC Bank, Ltd. (Banks)	317,677	3,604
	HDFC Life Insurance Co. Ltd. (Insurance)	231,381	1,332
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	104,715	2,249
	IndusInd Bank, Ltd. (Banks)	137,113	641
	Infosys, Ltd. (IT services)	392,477	3,242
	Maruti Suzuki India, Ltd. (Automobiles)	24,038	1,356
	Motherson Sumi Systems, Ltd. (Auto components)	1,388,797	1,110
	MRF, Ltd. (Auto components)	827	639
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	327,865	4,722
	UPL, Ltd. (Chemicals)	408,970	1,780
			26,107
	Indonesia—4.0%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	12,167,600	2,232
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	17,763,500	3,450
	PT Unilever Indonesia Tbk (Household products)	3,331,000	1,473
			7,155

	Papua New Guinea—0.3%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	399,623	579

	South Korea—4.6%
	Douzone Bizon Co., Ltd. (Software)	29,739	1,962
	LG Household & Health Care, Ltd. (Personal products)	4,730	4,333
	NAVER Corporation (Interactive Media & Services)	14,070	1,956
			8,251

	Taiwan—12.2%
	E.Sun Financial Holding Co., Ltd. (Banks)	2,940,648	2,347
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	175,000	1,878

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—78.5%—(continued)

	Taiwan — (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	282,207	$13,487
	Uni-President Enterprises Corporation (Food products)	2,055,000	4,448
			22,160

	Thailand—2.9%
	Airports of Thailand PCL (Transportation infrastructure)	1,812,800	2,790
	CP ALL PCL (Food & staples retailing)	1,292,300	2,389
			5,179

	Emerging Latin America—12.0%

	Argentina—1.2%
*	Globant S.A. (Software)†	4,315	379
*	MercadoLibre, Inc. (Internet & direct marketing retail)	3,663	1,790
			2,169

	Brazil—6.9%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	489,900	3,385
	IRB Brasil Resseguros S.A. (Insurance)	568,500	1,059
	Odontoprev S.A. (Health care providers & services)	670,153	1,867
	Raia Drogasil S.A. (Food & staples retailing)	115,700	2,268
*	Rumo S.A. (Road & rail)	524,700	1,984
	TOTVS S.A. (Software)	40,700	366
	WEG S.A. (Electrical equipment)	234,900	1,518
			12,447

	Mexico—2.3%
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	302,500	1,635
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,096,200	2,583
			4,218

	Peru—1.6%
	Credicorp, Ltd. (Banks)†	20,186	2,888

	Emerging Europe, Mid-East, Africa—6.5%

	Russia—2.2%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	115,176	3,922

	South Africa—4.3%
	Bid Corporation, Ltd. (Food & staples retailing)	119,798	1,412
	Bidvest Group, Ltd. (Industrial conglomerates)	240,918	1,964
	Capitec Bank Holdings, Ltd. (Banks)	45,420	2,234
	Clicks Group, Ltd. (Food & staples retailing)	159,115	2,294
			7,904

	Total Common Stocks—97.0% (cost $186,111)		175,679

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $4,413, collateralized by U.S. Treasury Note, 1.125%, due 2/28/25, valued at $4,503	$4,413	$4,413

Total Repurchase Agreement—2.4% (cost $4,413)		4,413

Total Investments—99.4% (cost $190,524)		180,092

Cash and other assets, less liabilities—0.6%		1,139

Net assets—100.0%		$181,231

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

At March 31, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	20.9%
Communication Services	18.2%
Financials	17.8%
Consumer Staples	14.8%
Information Technology	13.6%
Industrials	5.6%
Health Care	3.6%
Energy	3.0%
Materials	2.5%
Total	100.0%

At March 31, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	30.8%
Hong Kong Dollar	15.5%
Indian Rupee	14.7%
Yuan Renminbi	8.0%
Brazilian Real	7.1%
New Taiwan Dollar	4.9%
South Korean Won	4.7%
South African Rand	4.5%
Indonesian Rupiah	4.1%
Thai Baht	3.0%
Mexican Peso	2.4%
All Other Currencies	0.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—81.8%

	China—42.2%
	A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	835,250	$4,006
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	589,220	3,233
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	263,371	51,220
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,777,200	3,807
	Chacha Food Co., Ltd. Class “A” (Food products)	497,667	3,123
	Chengdu Hongqi Chain Co., Ltd. Class “A” (Food & staples retailing)	1,426,800	1,943
	China International Travel Service Corporation, Ltd. Class “A” (Specialty retail)	218,123	2,043
	China Merchants Bank Co., Ltd. Class “H” (Banks)	1,429,500	6,395
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,624,000	6,535
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	321,454	5,644
*	GSX Techedu, Inc.—ADR (Diversified consumer services)	105,278	4,460
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	369,066	3,305
	Jiajiayue Group Co., Ltd. Class “A” (Food & staples retailing)	470,000	2,137
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	461,546	3,945
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	376,100	4,828
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	25,442	3,954
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,622,500	4,668
	Luxshare Precision Industry Co., Ltd. Class “A” (Electronic equipment, instruments & components)	1,095,500	5,809
*	Meituan Dianping Class “B” (Internet & direct marketing retail)	550,900	6,567
	Midea Group Co., Ltd. Class “A” (Household durables)	441,193	2,986
	NAURA Technology Group Co., Ltd. Class “A” (Electronic equipment, instruments & components)	111,200	1,803
	NetEase, Inc.—ADR (Entertainment)	35,883	11,517
*	New Oriental Education & Technology Group, Inc.—ADR (Diversified consumer services)	48,150	5,212
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	1,203,100	3,826
*	Ping An Healthcare and Technology Co., Ltd. (Health care technology)	339,700	3,128
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,124,800	10,985
	Shandong Weigao Group Medical Polymer Co., Ltd. Class “H” (Health care equipment & supplies)	1,592,000	1,999
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	264,400	1,714
	Shennan Circuits Co., Ltd. Class “A” (Electronic equipment, instruments & components)	116,003	3,174
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	205,500	7,476
	Silergy Corporation (Semiconductors & semiconductor equipment)	155,000	5,028
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	349,900	4,628
*	TAL Education Group—ADR (Diversified consumer services)	88,098	4,692
	Tencent Holdings, Ltd. (Interactive Media & Services)	836,760	41,359
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	169,700	2,555
	Topsports International Holdings Ltd. (Specialty retail)	2,894,000	3,000
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	356,494	5,735
	WuXi AppTec Co., Ltd. Class “H” (Life sciences tools & services)	372,700	4,530
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	502,000	6,409
	Yifeng Pharmacy Chain Co., Ltd. Class “A” (Food & staples retailing)	154,900	2,025
*	Yihai International Holding, Ltd. (Food products)	570,000	4,293
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	183,100	3,181
			268,877

	India—9.8%
	Asian Paints, Ltd. (Chemicals)	180,102	3,942
	Bajaj Finance, Ltd. (Consumer finance)	158,372	4,626

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks—(continued)

Emerging Asia—81.8%—(continued)

India — (continued)
Crompton Greaves Consumer Electricals, Ltd. (Household durables)	502,598	$1,373
Dabur India, Ltd. (Personal products)	330,877	1,956
HDFC Asset Management Co., Ltd. (Capital markets)	80,996	2,251
HDFC Bank, Ltd. (Banks)	853,809	9,686
HDFC Life Insurance Co. Ltd. (Insurance)	402,246	2,315
Hindustan Unilever, Ltd. (Household products)	147,876	4,485
Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	303,766	6,524
Indraprastha Gas, Ltd. (Gas utilities)	428,694	2,207
Info Edge India, Ltd. (Interactive Media & Services)	76,392	2,081
Nestle India, Ltd. (Food products)	20,770	4,483
Pidilite Industries, Ltd. (Chemicals)	148,526	2,659
Reliance Industries, Ltd. (Oil, gas & consumable fuels)	574,975	8,281
SRF, Ltd. (Chemicals)	32,832	1,204
Tata Consultancy Services, Ltd. (IT services)	132,242	3,169
Varun Beverages, Ltd. (Beverages)	178,537	1,235
		62,477

Indonesia—1.9%
PT Bank Central Asia Tbk (Banks)	5,582,900	9,407
PT Bank Rakyat Indonesia Persero Tbk (Banks)	13,477,605	2,472
		11,879

South Korea—8.6%
Kakao Corporation (Interactive Media & Services)	57,640	7,290
LG Household & Health Care, Ltd. (Personal products)	3,591	3,289
Macquarie Korea Infrastructure Fund (Capital markets)	260,846	2,317
NAVER Corporation (Interactive Media & Services)	42,756	5,945
RFHIC Corporation (Semiconductors & semiconductor equipment)	39,154	1,241
Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	761,006	29,589
SK Hynix, Inc. (Semiconductors & semiconductor equipment)	77,893	5,330
		55,001

Taiwan—18.5%
Accton Technology Corporation (Communications equipment)	466,000	2,493
Advantech Co., Ltd. (Technology hardware, storage & peripherals)	264,000	2,175
Airtac International Group (Machinery)	163,000	2,403
ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	105,000	2,656
ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	116,000	3,952
E.Sun Financial Holding Co., Ltd. (Banks)	10,039,007	8,014
Elite Material Co., Ltd. (Electronic equipment, instruments & components)	637,000	2,215
Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	268,000	2,994
ITEQ Corporation (Electronic equipment, instruments & components)	457,000	2,016
King Yuan Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	2,032,000	2,017
Lotes Co., Ltd. (Electronic equipment, instruments & components)	180,000	1,621
MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,167,000	12,526
Nanya Technology Corporation (Semiconductors & semiconductor equipment)	1,386,000	2,439
Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	126,000	2,663
Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,120,000	3,172
Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	436,000	1,795
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	668,318	31,939

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—81.8%—(continued)

	Taiwan — (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,628,000	$14,656
	Taiwan Union Technology Corporation (Electronic equipment, instruments & components)	586,000	2,333
	Tripod Technology Corporation (Electronic equipment, instruments & components)	716,000	2,227
	Voltronic Power Technology Corporation (Electrical equipment)	113,700	2,363
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	718,000	6,162
	Wiwynn Corporation (Technology hardware, storage & peripherals)	128,000	2,943
			117,774

	Thailand—0.8%
*	Sea, Ltd.—ADR (Entertainment)	114,124	5,057

	Vietnam—0.0%
*	Vingroup JSC (Real estate management & development)	8	—

	Emerging Latin America—7.3%

	Argentina—1.7%
*	Globant S.A. (Software)†	29,207	2,566
*	MercadoLibre, Inc. (Internet & direct marketing retail)	17,362	8,483
			11,049

	Brazil—4.9%
*	Arco Platform, Ltd. Class “A” (Diversified consumer services)†	37,143	1,570
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,300,600	8,986
	Localiza Rent a Car S.A. (Road & rail)	340,321	1,722
	Lojas Renner S.A. (Multiline retail)	431,080	2,784
	Magazine Luiza S.A. (Multiline retail)	443,900	3,331
*	StoneCo, Ltd. Class “A” (IT services)†	126,503	2,754
	TOTVS S.A. (Software)	260,100	2,337
	WEG S.A. (Electrical equipment)	756,520	4,888
*	XP, Inc. Class “A” (Capital markets)†	148,283	2,860
			31,232

	Mexico—0.5%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,469,800	3,463

	Peru—0.2%
*	Intercorp Financial Services, Inc. (Banks)†	35,042	971

	Emerging Europe, Mid-East, Africa—5.5%

	Czech Republic—0.2%
	Moneta Money Bank A.S. (Banks)	733,248	1,510

	Greece—0.2%
	JUMBO S.A. (Specialty retail)	117,827	1,582

	Hungary—0.6%
	OTP Bank Nyrt (Banks)	132,708	3,807

	Kenya—0.4%
	Safaricom plc (Wireless telecommunication services)	8,851,254	2,242

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—5.5%—(continued)

	Poland—0.7%
	CD Projekt S.A. (Entertainment)	27,459	$1,891
*	Dino Polska S.A. (Food & staples retailing)	70,242	2,732
			4,623

	Romania—0.3%
	Banca Transilvania S.A. (Banks)	3,994,775	1,644

	Russia—0.8%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	142,541	4,853

	South Africa—2.3%
	Capitec Bank Holdings, Ltd. (Banks)	39,101	1,923
	Clicks Group, Ltd. (Food & staples retailing)	224,554	3,237
	Naspers, Ltd. (Internet & direct marketing retail)	65,935	9,370
			14,530

	Asia—0.5%

	China—0.5%
*	Alibaba Health Information Technology, Ltd. (Health care technology)	2,022,000	3,324

	Total Common Stocks—95.1% (cost $576,338)		605,895

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $26,201, collateralized by U.S. Treasury Note, 1.125%, due 2/28/25, valued at $26,729	$26,201	26,201

	Total Repurchase Agreement—4.1% (cost $26,201)		26,201

	Total Investments—99.2% (cost $602,539)		632,096

	Cash and other assets, less liabilities—0.8%		5,196

	Net assets—100.0%		$637,292

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

At March 31, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	28.3%
Consumer Discretionary	19.3%
Financials	14.3%
Communication Services	13.6%
Consumer Staples	8.9%
Health Care	7.3%
Industrials	5.2%
Energy	1.4%
Materials	1.3%
Utilities	0.4%
Total	100.0%

At March 31, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	22.8%
Hong Kong Dollar	18.4%
New Taiwan Dollar	15.0%
Yuan Renminbi	12.9%
Indian Rupee	10.3%
South Korean Won	9.1%
Brazilian Real	4.0%
South African Rand	2.4%
Indonesian Rupiah	2.0%
All Other Currencies	3.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—85.0%

	Cambodia—0.7%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	1,408,000	$1,425

	China—35.7%
	A-Living Services Co. Ltd. Class “H” (Commercial services & supplies)	1,431,500	6,865
	Anhui Gujing Distillery Co., Ltd. Class “A” (Beverages)	33,400	536
*	Aoyuan Healthy Life Group Co., Ltd. (Real estate management & development)	1,276,000	1,056
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,229,205	4,776
	Chacha Food Co., Ltd. Class “A” (Food products)	392,798	2,465
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	108,447	1,272
	Chengdu Hongqi Chain Co., Ltd. Class “A” (Food & staples retailing)	1,623,080	2,210
*	China East Education Holdings, Ltd. (Diversified consumer services)	737,000	1,184
*	China Feihe Ltd. (Food products)	1,548,000	2,752
	China Lesso Group Holdings, Ltd. (Building products)	1,264,000	1,636
	CIFI Holdings Group Co., Ltd. (Real estate management & development)	2,276,000	1,614
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,355,000	5,452
	Ever Sunshine Lifestyle Services Group, Ltd. (Commercial services & supplies)	2,184,000	2,725
	Greentown Service Group Co., Ltd. (Commercial services & supplies)	2,358,000	2,836
*	GSX Techedu, Inc.—ADR (Diversified consumer services)	78,231	3,314
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	231,717	2,075
	Hefei Meiya Optoelectronic Technology, Inc. Class “A” (Machinery)	264,995	1,405
	Jiajiayue Group Co., Ltd. Class “A” (Food & staples retailing)	558,552	2,540
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	341,709	2,921
	Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. Class “A” (Food products)	110,300	739
	Juewei Food Co., Ltd. Class “A” (Food products)	129,935	947
	Kingdee International Software Group Co., Ltd. (Software)	1,220,000	1,605
*	KWG Group Holdings, Ltd. (Real estate management & development)	1,521,500	2,132
	Logan Property Holdings Co., Ltd. (Real estate management & development)	516,000	785
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	487,200	1,549
	Ovctek China Inc. Class “A” (Health care equipment & supplies)	143,385	1,108
*	Ping An Healthcare and Technology Co., Ltd. (Health care technology)	223,400	2,057
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	119,124	1,922
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	960,000	1,205
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	300,919	1,950
	Shennan Circuits Co., Ltd. Class “A”Class “A” (Electronic equipment, instruments & components)	46,098	1,261
	Silergy Corporation (Semiconductors & semiconductor equipment)	89,000	2,887
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	139,700	2,104
	Yifeng Pharmacy Chain Co., Ltd. Class “A” (Food & staples retailing)	73,000	954
*	Yihai International Holding, Ltd. (Food products)	238,000	1,793
	Zhejiang Dingli Machinery Co., Ltd. Class “A” (Machinery)	167,394	1,339
			75,971

	India—18.2%
	Aarti Industries, Ltd. (Chemicals)	245,118	2,519
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	66,113	992
*	Arti Surfactants, Ltd. (Chemicals)**	13,896	2
	Astral Poly Technik, Ltd. (Building products)	216,492	2,725
	Bata India, Ltd. (Textiles, apparel & luxury goods)	32,702	531
	Berger Paints India, Ltd. (Chemicals)	442,003	2,888
	City Union Bank, Ltd. (Banks)	48,734	83

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—85.0%—(continued)

	India — (continued)
	Divi’s Laboratories, Ltd. (Life sciences tools & services)	46,316	$1,202
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	104,672	1,927
*	Godrej Properties, Ltd. (Real estate management & development)	84,717	669
	HDFC Asset Management Co. Ltd. (Capital markets)	48,995	1,362
	Indraprastha Gas, Ltd. (Gas utilities)*	522,716	2,691
	Info Edge India, Ltd. (Interactive Media & Services)	64,614	1,760
	Ipca Laboratories, Ltd. (Pharmaceuticals)	184,566	3,326
	KEI Industries, Ltd. (Electrical equipment)	181,431	641
	NIIT Technologies, Ltd. (IT services)	100,319	1,518
	PI Industries, Ltd. (Chemicals)	132,810	2,080
	Pidilite Industries, Ltd. (Chemicals)	162,990	2,918
	PVR, Ltd. (Entertainment)	42,901	673
	Relaxo Footwears, Ltd. (Textiles, apparel & luxury goods)	104,800	824
	SRF, Ltd. (Chemicals)	66,627	2,443
	Tata Consumer Products, Ltd. (Food products)	333,060	1,293
	The Phoenix Mills, Ltd. (Real estate management & development)	139,077	1,047
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	39,602	488
	Varun Beverages, Ltd. (Beverages)	307,599	2,128
			38,730

	Indonesia—0.3%
*	PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Banks)	5,127,400	667

	Malaysia—0.5%
	Top Glove Corporation Bhd (Health care equipment & supplies)	771,900	1,149

	Pakistan—0.7%
	Lucky Cement, Ltd. (Construction materials)	632,500	1,407

	Philippines—0.6%
	Wilcon Depot, Inc. (Specialty retail)	5,175,300	1,317

	South Korea—6.5%
	Douzone Bizon Co., Ltd. (Software)	71,524	4,720
	F&F Co., Ltd. (Textiles, apparel & luxury goods)	14,393	1,081
	JYP Entertainment Corporation (Entertainment)	120,659	1,741
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	52,529	3,328
	Macquarie Korea Infrastructure Fund (Capital markets)	170,420	1,513
	RFHIC Corporation (Semiconductors & semiconductor equipment)	44,466	1,409
			13,792

	Taiwan—21.0%
	Accton Technology Corporation (Communications equipment)	355,000	1,899
	Airtac International Group (Machinery)	282,000	4,158
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	108,000	3,679
	Bizlink Holding, Inc. (Electrical equipment)	84,000	451
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	303,000	1,054
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)*	327,000	3,653
	Hiwin Technologies Corporation (Machinery)	45,000	296
	ITEQ Corporation (Electronic equipment, instruments & components)	549,000	2,422
	King Yuan Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	2,262,000	2,246
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	206,000	1,855
	Nanya Technology Corporation (Semiconductors & semiconductor equipment)	1,486,000	2,615

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—85.0%—(continued)

	Taiwan — (continued)
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	218,000	$4,608
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	653,000	1,849
	Poya International Co., Ltd. (Multiline retail)	95,000	1,345
	Realtek Semiconductor Corporation (Semiconductors & semiconductor equipment)	34,000	246
	RichWave Technology Corporation (Semiconductors & semiconductor equipment)	177,000	696
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	839,000	3,454
	Sporton International, Inc. (Professional services)	181,000	944
	Taiwan Union Technology Corporation (Electronic equipment, instruments & components)	563,000	2,241
	Tripod Technology Corporation (Electronic equipment, instruments & components)	70,000	218
	Voltronic Power Technology Corporation (Electrical equipment)	96,100	1,997
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	156,000	1,339
	Wiwynn Corporation (Technology hardware, storage & peripherals)	61,000	1,403
			44,668

	Thailand—0.8%
	Com7 PCL Class “F” (Specialty retail)	857,900	407
	Tisco Financial Group PCL (Banks)	574,700	1,225
			1,632

	Emerging Latin America—7.5%

	Argentina—0.9%
*	Globant S.A. (Software)†	22,409	1,969

	Brazil—6.4%
*	Arco Platform, Ltd. Class “A” (Diversified consumer services)†	43,902	1,855
*	B2W Cia Digital (Internet & direct marketing retail)	47,600	440
*	BR Properties S.A. (Real estate management & development)	569,000	1,003
	Construtora Tenda S.A. (Household durables)	219,200	870
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	359,100	977
*	EcoRodovias Infraestrutura e Logistica S.A. (Transportation infrastructure)	305,400	555
	Ez Tec Empreendimentos e Participacoes S.A. (Household durables)	258,700	1,479
*	Grupo SBF S.A. (Specialty retail)	203,100	940
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	53,700	323
	Localiza Rent a Car S.A. (Road & rail)	100,829	510
*	Locaweb Servicos de Internet S.A. (IT services)	346,600	1,201
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	24,200	209
	Tegma Gestao Logistica S.A. (Road & rail)	265,900	1,059
	TOTVS S.A. (Software)	237,500	2,134
			13,555

	Mexico—0.2%
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	98,300	333

	Emerging Europe, Mid-East, Africa—5.8%

	Greece—1.1%
	JUMBO S.A. (Specialty retail)	86,876	1,166
	OPAP S.A. (Hotels, restaurants & leisure)	140,294	1,057
			2,223

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—5.8%—(continued)

	Kenya—0.6%
	Safaricom plc (Wireless telecommunication services)	4,893,400	$1,239

	Poland—2.3%
	CD Projekt S.A. (Entertainment)	13,112	903
*	Dino Polska S.A. (Food & staples retailing)	102,089	3,971
			4,874

	Russia—0.3%
	HeadHunter Group plc—ADR (Professional services)	41,509	663

	South Africa—1.5%
	Capitec Bank Holdings, Ltd. (Banks)	17,247	848
	Clicks Group, Ltd. (Food & staples retailing)	141,523	2,040
	Transaction Capital, Ltd. (Consumer finance)	547,638	373
			3,261

	Total Common Stocks—98.3% (cost $202,518)		208,875

	Preferred Stocks

	Brazil—0.7%
	Alpargatas S.A. (Textiles, apparel & luxury goods)	109,900	490
	Randon S.A. Implementos e Participacoes (Machinery)	1,003,750	1,053
			1,543

	Total Preferred Stocks—0.7% (cost $2,980)		1,543

	Total Investments—99.0% (cost $205,498)		210,418

	Cash and other assets, less liabilities—1.0%		2,196

	Net assets—100.0%		$212,614

ADR = American Depository Receipt

* = Non-income producing security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2020.

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

At March 31, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	27.3%
Industrials	22.5%
Consumer Staples	12.5%
Consumer Discretionary	11.4%
Health Care	8.2%
Materials	6.8%
Real Estate	4.1%
Communication Services	3.0%
Financials	2.9%
Utilities	1.3%
Total	100.0%

At March 31, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

New Taiwan Dollar	22.6%
Indian Rupee	18.4%
Hong Kong Dollar	17.6%
Yuan Renminbi	16.2%
South Korean Won	6.6%
Brazilian Real	6.3%
U.S. Dollar	3.7%
Polish Zloty	2.3%
South African Rand	1.5%
Euro	1.1%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—59.7%

U.S. Treasury Inflation Indexed Notes/Bonds—3.9%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$7,767	$10,464

U.S. Treasury—0.5%
U.S. Treasury Bill, 1.106%, due 10/8/20(a)	1,450	1,449

Federal Home Loan Mortgage Corp. (FHLMC)—14.4%
#J02986, 6.500%, due 7/1/21	2	2
#G12720, 5.500%, due 6/1/22	7	7
#G14150, 4.500%, due 4/1/26	675	720
#J16051, 4.500%, due 7/1/26	392	421
#G02210, 7.000%, due 12/1/28	36	42
#G02183, 6.500%, due 3/1/30	4	5
#G01400, 7.000%, due 4/1/32	375	446
#G01728, 7.500%, due 7/1/32	66	81
#C01385, 6.500%, due 8/1/32	49	56
#C01623, 5.500%, due 9/1/33	56	64
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	1,339	1,531
#G01843, 6.000%, due 6/1/35	11	13
#A62858, 6.500%, due 7/1/37	68	79
#G03170, 6.500%, due 8/1/37	117	138
#A78138, 5.500%, due 6/1/38	169	192
#G04466, 5.500%, due 7/1/38	10,092	11,655
#G60366, 6.000%, due 10/1/39	9,794	11,263
#G61450, 6.000%, due 4/1/40	10,125	11,919
#C03665, 9.000%, due 4/1/41	241	293

Total FHLMC Mortgage Obligations		38,929

Federal National Mortgage Association (FNMA)—40.9%
#900725, 6.000%, due 8/1/21	4	4
#893325, 7.000%, due 9/1/21	2	2
#AC5410, 4.500%, due 10/1/24	137	145
#AC9560, 5.000%, due 1/1/25	519	549
#255956, 5.500%, due 10/1/25	7	8
#AL2853, 4.500%, due 6/1/26	2,928	3,121
#AL9730, 4.500%, due 2/1/27	1,147	1,223
#AL2134, 4.000%, due 7/1/27	148	157
#AL4502, 4.000%, due 11/1/28	299	317
#AL9857, 4.000%, due 2/1/29	1,478	1,562
#AS1902, 4.000%, due 3/1/29	460	490
#252925, 7.500%, due 12/1/29	1	1
#AD0729, 7.500%, due 12/1/30	2,691	3,173
#535977, 6.500%, due 4/1/31	5	5
#253907, 7.000%, due 7/1/31	1	1
#587849, 6.500%, due 11/1/31	4	5
#545437, 7.000%, due 2/1/32	29	34
#AS9876, 4.000%, due 6/1/32	331	354
#545759, 6.500%, due 7/1/32	248	283
#545869, 6.500%, due 7/1/32	796	933
#670385, 6.500%, due 9/1/32	375	446
#254548, 5.500%, due 12/1/32	24	27
#AD0725, 7.000%, due 12/1/32	1,238	1,468
#555340, 5.500%, due 4/1/33	186	213

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#741850, 5.500%, due 9/1/33		$284	$321
#555800, 5.500%, due 10/1/33		27	31
#CA2754, 4.500%, due 11/1/33		742	798
#756153, 5.500%, due 11/1/33		290	329
#AL3455, 5.500%, due 11/1/33		3,970	4,541
#AL3401, 5.500%, due 2/1/34		790	904
#763798, 5.500%, due 3/1/34		51	58
#725611, 5.500%, due 6/1/34		61	69
#745563, 5.500%, due 8/1/34		358	405
#AL6413, 8.000%, due 8/1/34		374	432
#794474, 6.000%, due 10/1/34		30	35
#745092, 6.500%, due 7/1/35		196	228
#357944, 6.000%, due 9/1/35		8	9
#AL6412, 7.500%, due 9/1/35		599	693
#AD0979, 7.500%, due 10/1/35		39	46
#888305, 7.000%, due 3/1/36		6	7
#895637, 6.500%, due 5/1/36		37	45
#831540, 6.000%, due 6/1/36		15	17
#893318, 6.500%, due 8/1/36		7	9
#831926, 6.000%, due 12/1/36		398	459
#902974, 6.000%, due 12/1/36		108	124
#AB0265, 6.000%, due 2/1/37		7,958	9,167
#938440, 6.000%, due 7/1/37		62	71
#948689, 6.000%, due 8/1/37		102	118
#AL6411, 7.000%, due 12/1/37		1,406	1,616
#AL0904, 5.500%, due 1/1/38		74	84
#986856, 6.500%, due 9/1/38		84	100
#FM1735, 6.500%, due 10/1/38		4,609	5,614
#991911, 7.000%, due 11/1/38		85	101
#FM2467, 6.000%, due 1/1/39		4,462	5,279
#AD0752, 7.000%, due 1/1/39		396	509
#AC1619, 5.500%, due 8/1/39		241	274
#FM1736, 6.500%, due 10/1/39		7,473	8,950
#AD7137, 5.500%, due 7/1/40		2,833	3,277
#BM1689, 5.500%, due 8/1/40		2,309	2,615
#AL5815, 5.500%, due 4/1/41		2,785	3,219
#BM3525, 6.000%, due 4/1/41		9,807	11,348
#AL9226, 5.500%, due 12/1/41		11,633	13,412
#AL9225, 6.000%, due 1/1/42		5,189	6,020
#BM5121, 5.500%, due 12/1/48		12,331	14,256

Total Federal National Mortgage Association			110,111

Asset-Backed Securities—2.3%
Tesla Auto Lease Trust—144A, 2018-A, Tranche D, 3.300%, 5/20/20	Aaa	314	313
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	A1	157	156
Tesla Auto Lease Trust—144A, 2019-A, Tranche E, 5.480%, 5/22/23	Ba3	1,000	1,000

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Asset-Backed Securities—(continued)
GM Financial Automobile Leasing Trust, 2020-1, Tranche D, 2.280%, 6/20/24	A	$3,050	$2,974
Oxford Finance Funding LLC—144A, 2019-1A, Tranche B, 5.438%, 2/15/27	A	1,180	1,191
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 3.205%, 1/15/43, VRN	AAA	630	631

Total Asset-Backed Securities			6,265

Corporate Obligations—37.6%
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BBB	2,000	2,101
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	2,500	2,442
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	2,750	2,637
Itau Unibanco Holding S.A.—144A, 5.125%, due 5/13/23	Ba3	1,400	1,396
Wells Fargo & Co., 4.480%, due 1/16/24	A	1,500	1,577
Lennar Corporation, 4.500%, due 4/30/24	BBB-	2,450	2,416
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB	2,000	1,871
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,000	1,997
JPMorgan Chase & Co., SOFRRATE + 3.125%, 4.600%, due 2/1/25, VRN	Baa2	3,000	2,629
Booz Allen Hamilton, Inc.—144A, 5.125%, due 5/1/25	BB-	1,400	1,384
DaVita, Inc., 5.000%, due 5/1/25	Ba3	1,400	1,407
Simon Property Group L.P., 3.300%, due 1/15/26	A	2,750	2,767
Penske Automotive Group, Inc., 5.500%, due 5/15/26	Ba3	1,500	1,377
Xylem, Inc., 3.250%, due 11/1/26	BBB	2,225	2,360
Netflix, Inc., 4.375%, due 11/15/26	BB-	1,400	1,429
Fibria Overseas Finance, Ltd., 5.500%, due 1/17/27	BBB-	2,000	1,920
Hess Corporation, 4.300%, due 4/1/27	BBB-	2,750	1,996
Sirius XM Radio, Inc.—144A, 5.000%, due 8/1/27	BB	1,400	1,429
Lear Corporation, 3.800%, due 9/15/27	Baa2	2,750	2,487
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	2,750	2,809

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)
Roper Technologies, Inc., 4.200%, due 9/15/28	BBB+	$2,500	$2,695
The Kroger Co., 8.000%, due 9/15/29	Baa1	2,250	3,121
United Rentals North America, Inc., 5.250%, due 1/15/30	BB-	1,250	1,257
Sysco Corporation, 2.400%, due 2/15/30	Baa1	3,200	2,643
Omnicom Group, Inc., 2.450%, due 4/30/30	BBB+	2,800	2,559
Owens Corning, 7.000%, due 12/1/36	BBB	2,250	2,566
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	1,250	1,206
ConocoPhillips, 6.500%, due 2/1/39	A	2,000	2,506
Citigroup, Inc., 5.875%, due 1/30/42	A	2,000	2,546
Bank of America Corporation, 5.875%, due 2/7/42	A+	2,000	2,825
Cox Communications, Inc.—144A, 4.700%, due 12/15/42	BBB+	2,500	2,471
Orbia Advance Corp S.A.B. de C.V. —144A, 5.875%, due 9/17/44	BBB	2,250	1,950
AbbVie, Inc., 4.700%, due 5/14/45	A-	2,750	3,103
ERP Operating L.P., 4.500%, due 6/1/45	A	2,500	2,559
Apple, Inc., 4.650%, due 2/23/46	AA+	2,250	2,996
PepsiCo, Inc., 4.450%, due 4/14/46	A+	2,250	2,920
Brookfield Finance, Inc., 4.700%, due 9/20/47	A-	2,750	2,635
Union Pacific Corporation, 4.300%, due 3/1/49	A-	2,500	2,849
Microsoft Corporation, 4.750%, due 11/3/55	AAA	2,250	3,207
AT&T, Inc., 5.700%, due 3/1/57	A-	2,250	2,836
Comcast Corporation, 4.950%, due 10/15/58	A-	2,250	3,057
Altria Group, Inc., 6.200%, due 2/14/59	A3	2,250	2,485
Corning, Inc., 5.850%, due 11/15/68	BBB+	2,400	2,655

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)
Petrobras Global Finance BV, 6.850%, due 6/5/15	Ba2	$1,250	$1,163

Total Corporate Obligations			101,241

Total Long-Term Investments—99.6% (cost $262,040)			268,459

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $1,321, collateralized by U.S. Treasury Note, 1.625%, due 10/31/26, valued at $1,347		1,321	1,321

Total Repurchase Agreement—0.5% (cost $1,321)			1,321

Total Investments—100.1% (cost $263,361)			269,780

Liabilities, plus cash and other assets—(0.1)%			(10)

Net assets—100.0%			$269,770

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swaps, aggregating a total of $337.

Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange/ Counter- party	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY-33	Buy	5.000%	3M	December 2024	ICE	$98	$6	$6	$0
CDX.NA.EM-32	Buy	5.000%	3M	December 2024	ICE	5,000	275	585	310
CDX.NA.EM-32	Sell	5.000%	3M	December 2024	Credit Suisse	5,000	(477)	(586)	(108)
Total net unrealized appreciation (depreciation) on swaps									$202

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—69.1%

U.S. Treasury Inflation Indexed Notes/Bonds—3.1%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$1,177	$1,585

U.S. Treasury—2.0%
U.S. Treasury Strip Principal, 0.000%, due 5/15/22	1,000	996

Federal Home Loan Mortgage Corp. (FHLMC)—9.5%
#E02490, 6.000%, due 4/1/23	22	23
#J13022, 4.000%, due 9/1/25	220	232
#G14150, 4.500%, due 4/1/26	64	68
#J16051, 4.500%, due 7/1/26	473	507
#G15030, 4.000%, due 3/1/29	153	163
#A17603, 5.500%, due 1/1/34	388	443
#G01705, 5.500%, due 6/1/34	731	823
#A45790, 7.500%, due 5/1/35	80	93
#G04126, 6.000%, due 6/1/37	173	200
#G04564, 6.000%, due 12/1/37	141	162
#G05566, 5.500%, due 12/1/38	96	110
#G05875, 5.500%, due 2/1/40	73	84
#G61450, 6.000%, due 4/1/40	1,518	1,787
#C03665, 9.000%, due 4/1/41	117	142

Total FHLMC Mortgage Obligations		4,837

Federal National Mortgage Association (FNMA)—54.5%
#735574, 8.000%, due 3/1/22	13	13
FNR G93-19 SH, 1M USD LIBOR + 56.169%, 11.234%, due 4/25/23, VRN	11	12
#982885, 5.000%, due 5/1/23	114	120
#933985, 5.500%, due 8/1/23	59	62
#255956, 5.500%, due 10/1/25	21	23
#AH0971, 4.000%, due 12/1/25	240	253
#AL2853, 4.500%, due 6/1/26	379	404
#AJ6954, 4.000%, due 11/1/26	105	111
#AL9730, 4.500%, due 2/1/27	740	789
#256639, 5.000%, due 2/1/27	5	5
#806458, 8.000%, due 6/1/28	65	74
#AL9857, 4.000%, due 2/1/29	4,486	4,738
#880155, 8.500%, due 7/1/29	96	110
#797846, 7.000%, due 3/1/32	25	26
#745519, 8.500%, due 5/1/32	45	52
#654674, 6.500%, due 9/1/32	32	37
#AD0725, 7.000%, due 12/1/32	528	627
#254693, 5.500%, due 4/1/33	4	5
#555531, 5.500%, due 6/1/33	40	44
#711736, 5.500%, due 6/1/33	59	67
#555591, 5.500%, due 7/1/33	7	7
#CA2754, 4.500%, due 11/1/33	406	436
#AL3455, 5.500%, due 11/1/33	1,166	1,334
#725424, 5.500%, due 4/1/34	42	48
#AL6413, 8.000%, due 8/1/34	182	211
#AL6412, 7.500%, due 9/1/35	449	520
#888884, 5.500%, due 12/1/35	95	108
#928658, 6.500%, due 9/1/37	16	18
#889371, 6.000%, due 1/1/38	1,819	2,105
#FM1735, 6.500%, due 10/1/38	1,304	1,588
#991911, 7.000%, due 11/1/38	55	64
#FM2467, 6.000%, due 1/1/39	496	587
#FM1736, 6.500%, due 10/1/39	1,236	1,480

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#BM1689, 5.500%, due 8/1/40		$312	$353
#AL5815, 5.500%, due 4/1/41		398	460
#BM3525, 6.000%, due 4/1/41		870	1,007
#AL9226, 5.500%, due 12/1/41		3,677	4,239
#AL9225, 6.000%, due 1/1/42		1,427	1,656
#BM1328, 6.000%, due 1/1/42		1,487	1,717
#BM5121, 5.500%, due 12/1/48		2,027	2,344

Total FNMA Mortgage Association			27,854

Asset-Backed Securities—3.7%
GM Financial Automobile Leasing Trust, 2020-1, Tranche C, 2.040%, 12/20/23	A+	950	924
Verizon Owner Trust, 2020-A, Tranche C, 2.060%, 7/22/24	Aa3	425	398
Oxford Finance Funding LLC—144A, 2019-1A, Tranche A2, 4.459%, 2/15/27	A	500	507
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 3.205%, 1/15/43, VRN	AAA	63	63

Total Asset-Backed Securities			1,892

Corporate Obligations—25.2%
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 3.239%, due 3/8/21, VRN	A+	500	498
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	500	488
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	500	479
Ryder System, Inc., 3.750%, due 6/9/23	A-	550	553
Wells Fargo & Co., 4.480%, due 1/16/24	A	550	578
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	550	576
Bank of America Corporation, 3M USD LIBOR + 0.780%, 3.550%, due 3/5/24, VRN	A+	650	677
Mitsubishi UFJ Financial Group, Inc., 3.407%, due 3/7/24	A1	550	563
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	500	499
AbbVie, Inc., 3.600%, due 5/14/25	A-	550	578
ERP Operating L.P., 3.375%, due 6/1/25	A	550	571

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)
Comcast Corporation, 3.950%, due 10/15/25	A-	$500	$545
Capital One Financial Corporation, 4.200%, due 10/29/25	Baa1	500	495
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A	550	579
Simon Property Group L.P., 3.300%, due 1/15/26	A	550	553
AT&T, Inc., 4.125%, due 2/17/26	A-	550	584
ConocoPhillips Co., 4.950%, due 3/15/26	A	500	535
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	550	578
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	500	511
Roper Technologies, Inc., 4.200%, due 9/15/28	BBB+	500	539
Quest Diagnostics, Inc., 4.200%, due 6/30/29	BBB+	450	486
The Kroger Co., 8.000%, due 9/15/29	Baa1	350	486
Sysco Corporation, 2.400%, due 2/15/30	Baa1	575	475
Omnicom Group, Inc., 2.450%, due 4/30/30	BBB+	500	457

Total Corporate Obligations			12,883

Total Long-Term Investments—98.0% (cost $49,752)			50,047

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $827, collateralized by U.S. Treasury Note, 2.375%, due 5/15/27, valued at $848		827	827

Total Repurchase Agreement—1.6% (cost $827)			827

Total Investments—99.6% (cost $50,579)			50,874

Cash and other assets, less liabilities—0.4%			224

Net assets—100.0%			$51,098

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency —66.2%

U.S. Treasury—5.3%
U.S. Treasury Strip Principal, 0.000%, due 8/15/21	$3,990	$3,979

Federal Home Loan Mortgage Corp. (FHLMC)—11.3%
#G11836, 5.500%, due 12/1/20	1	1
#E02322, 5.500%, due 5/1/22	6	7
#G12725, 6.000%, due 6/1/22	31	32
#J08450, 5.500%, due 7/1/23	9	10
#J08703, 5.500%, due 9/1/23	15	16
#C00351, 8.000%, due 7/1/24	21	23
#J11208, 5.000%, due 11/1/24	26	28
#G00363, 8.000%, due 6/1/25	34	37
#C80329, 8.000%, due 8/1/25	7	8
#G14402, 4.000%, due 2/1/27	159	168
#G04821, 8.500%, due 7/1/31	1,337	1,640
#A81372, 6.000%, due 8/1/38	141	159
#G04687, 6.000%, due 9/1/38	43	50
#G04745, 6.000%, due 9/1/38	171	197
#G06085, 6.500%, due 9/1/38	39	45
#G60680, 6.500%, due 9/1/39	678	817
#G61450, 6.000%, due 4/1/40	4,553	5,360
Total FHLMC Mortgage Obligations		8,598

Federal National Mortgage Association (FNMA)—49.6%
#357865, 5.000%, due 7/1/20	2	2
#879607, 5.500%, due 4/1/21	3	3
#831497, 6.000%, due 4/1/21	19	19
#831525, 5.500%, due 6/1/21	6	6
#880993, 6.000%, due 1/1/22	1	2
#888982, 6.000%, due 12/1/22	39	41
#972934, 5.500%, due 2/1/23	44	46
#889670, 5.500%, due 6/1/23	10	10
#AE0011, 5.500%, due 9/1/23	8	8
#995395, 6.000%, due 12/1/23	25	26
#190988, 9.000%, due 6/1/24	4	4
#AL8529, 6.000%, due 11/1/24	4,004	4,211
#AL2853, 4.500%, due 6/1/26	1,200	1,280
#AL9730, 4.500%, due 2/1/27	1,110	1,184
#AL9857, 4.000%, due 2/1/29	3,801	4,015
#555933, 7.000%, due 6/1/32	349	408
#CA2754, 4.500%, due 11/1/33	122	131
#AL6413, 8.000%, due 8/1/34	212	245
#AL6412, 7.500%, due 9/1/35	748	866
#886762, 7.000%, due 9/1/36	188	229
#888530, 7.500%, due 8/1/37	1,475	1,834
#AL6411, 7.000%, due 12/1/37	1,406	1,616
#FM1735, 6.500%, due 10/1/38	2,328	2,836
#AD0100, 7.000%, due 12/1/38	470	566
#FM2467, 6.000%, due 1/1/39	1,983	2,346
#FM1736, 6.500%, due 10/1/39	2,986	3,576
#BM3525, 6.000%, due 4/1/41	2,785	3,223
#AL9226, 5.500%, due 12/1/41	2,579	2,973

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#BM1328, 6.000%, due 1/1/42		$1,430	$1,651
#AL9225, 6.000%, due 1/1/42		2,335	2,709
#BM5121, 5.500%, due 12/1/48		1,338	1,546
Total FNMA Mortgage Obligations			37,612

Asset-Backed Securities—8.7%
American Express Credit Account Master Trust, 2017-3, Tranche A, 1.770%, 11/15/22	AAA	1,000	1,000
Tesla Auto Lease Trust—144A, 2019-A, Tranche C, 2.680%, 1/20/23	A2	675	654
GM Financial Automobile Leasing Trust, 2020-1, Tranche C, 2.040%, 12/20/23	A+	1,400	1,362
Verizon Owner Trust, 2020-A, Tranche C, 2.060%, 7/22/24	Aa3	1,250	1,169
Canadian Pacer Auto Receivables Trust—144A, 2020-1A, Tranche B, 2.000%, 7/21/25	AA+	500	500
CarMax Auto Owner Trust, 2020-1, Tranche C, 2.340%, 11/17/25	A	600	603
Oxford Finance Funding LLC—144A, 2019-1A, Tranche A2, 4.459%, 2/15/27	A	1,000	1,013
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 3.205%, 1/15/43, VRN	AAA	296	296

Total Asset-Backed Securities			6,597

Corporate Obligations—23.1%
Apple, Inc., 3M USD LIBOR + 1.130%, 2.813%, due 2/23/21, VRN	AA+	550	551
JPMorgan Chase & Co., 3M USD LIBOR + 1.480%, 3.060%, due 3/1/21, VRN	AA-	1,500	1,504
Wells Fargo & Co., 3M USD LIBOR + 1.340%, 2.594%, due 3/4/21, VRN	A+	1,500	1,474
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 3.239%, due 3/8/21, VRN	A+	1,500	1,493
Bank of America Corporation, 3M USD LIBOR + 1.420%, 3.239%, due 4/19/21, VRN	A+	1,000	990
The Goldman Sachs Group, Inc., 3M USD LIBOR + 1.360%, 3.154%, due 4/23/21, VRN	A	1,000	994
Barclays plc, 3M USD LIBOR + 2.110%, 3.844%, due 8/10/21, VRN	A	1,500	1,471
Verizon Communications, Inc., 3.125%, due 3/16/22	A-	1,000	1,030
Bristol-Myers Squibb Co.—144A, 2.600%, due 5/16/22	A+	1,000	1,023
Ryder System, Inc., 2.875%, due 6/1/22	A-	1,500	1,506
AT&T, Inc., 3.000%, due 6/30/22	A-	1,500	1,515

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)
Mitsubishi UFJ Financial Group, Inc., 2.623%, due 7/18/22	A1	$1,150	$1,142
Lloyds Bank plc, 2.250%, due 8/14/22	Aa3	1,500	1,497
Capital One Bank USA NA, SOFRRATE + 0.616%, 2.014%, due 1/27/23, VRN	A-	1,400	1,369

Total Corporate Obligations			17,559

Total Long-Term Investments—98.0% (cost $74,190)			74,345

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $1,501, collateralized by U.S. Treasury Note, 1.125%, due 2/28/25, valued at $1,536		1,501	1,501

Total Repurchase Agreement—2.0% (cost $1,501)			1,501

Total Investments—100.0% (cost $75,691)			75,846

Liabilities, plus cash and other assets—0.0%			(25)

Net assets—100.0%			$75,821

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Exchange-Traded Funds—60.9%

Equity Exchange-Traded Funds—51.7%
iShares Core MSCI Emerging Markets ETF	599,000	$24,242
iShares MSCI Brazil ETF	485,000	11,427
iShares MSCI Chile ETF	282,300	6,120
iShares MSCI Malaysia ETF	237,600	5,512
SPDR S&P 500 ETF Trust	967,600	249,399
Utilities Select Sector SPDR Fund	26,600	1,474
VanEck Vectors Russia ETF	70,500	1,176
Vietnam Enterprise Investments, Ltd. Class "C"	2,515,402	10,418

Total Equity Exchange-Traded Funds		309,768

Fixed Income Exchange-Traded Funds—9.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	151,000	18,650
iShares MBS ETF	273,600	30,216
SPDR Bloomberg Barclays High Yield Bond ETF	71,200	6,745

Total Fixed Income Exchange-Traded Funds		55,611

Total Exchange-Traded Funds—60.9% (cost $399,194)		365,379

Foreign Government Bond—2.2%

Malaysia—2.2%
Malaysia Government Bond, 4.160%, due 7/15/21	MYR 56,991	13,458

Total Foreign Government Bonds—2.2% (cost $14,003)		13,458

Repurchase Agreement—3.9%
Fixed Income Clearing Corporation, 0.000% dated 3/31/20, due 4/1/20, repurchase price $24,222, collateralized by U.S. Treasury Notes, 1.625%-1.125%, due 10/31/26-2/28/25, valued at $24,711	24,222	24,222

Total Repurchase Agreement—3.9% (cost $24,222)		24,222

U.S. Government—30.8%
U.S. Treasury Bill, 2.186%, due 4/23/20(a)	17,500	17,500
U.S. Treasury Bill, 2.194%, due 5/21/20(a)	17,500	17,499
U.S. Treasury Bill, 1.974%, due 6/18/20(a)	17,500	17,497
U.S. Treasury Bill, 1.885%, due 7/16/20(a)	17,500	17,496
U.S. Treasury Bill, 1.757%, due 8/13/20(b)	17,500	17,496
U.S. Treasury Bill, 1.763%, due 9/10/20(a)(b)	17,500	17,492
U.S. Treasury Bill, 1.556%, due 10/8/20(a)(b)	17,500	17,492
U.S. Treasury Bill, 1.569%, due 11/5/20	17,500	17,493
U.S. Treasury Bill, 1.554%, due 12/3/20	15,000	14,993
U.S. Treasury Bill, 1.476%, due 12/31/20	7,500	7,495
U.S. Treasury Bill, 1.432%, due 1/28/21	7,500	7,494
U.S. Treasury Bill, 1.286%, due 2/25/21	7,500	7,493

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government—(continued)
U.S. Treasury Bill, 0.213%, due 3/25/21	$7,500	$7,489

Total U.S. Government—30.8% (cost $183,769)		184,929

Total Investments in Securities—97.8% (cost $621,188)		587,988

Total Written Option Contracts (premiums received $3,275)—0.0%		(2,367)

Cash and other assets, less liabilities—2.2%		13,237

Net assets—100.0%		$598,858

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $53,282 (in thousands).

(b) Security, or portion of security, is pledged as collateral for OTC swap contracts aggregating a total value of $8,827 (in thousands).

Written Options Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
S&P 500 Index	2,300	04/17/20	119	$2,737,000	$(451)	$(2,461)	$2,010
S&P 500 Index	2,700	04/17/20	119	3,213,000	(1,916)	(814)	(1,102)
Total written options contracts					$(2,367)	$(3,275)	$908

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Purchased

4/15/20	Australian Dollar	Citibank N.A. London	2,582	$1,588	$1,588	$—
4/15/20	Brazilian Real	Citibank N.A. London	3,943	758	758	—
4/15/20	British Pound Sterling	Citibank N.A. London	44,569	58,065	55,372	(2,693)
4/15/20	Chilean Peso	Citibank N.A. London	17,296,064	20,688	20,215	(473)
4/15/20	Chinese Yuan Renminbi	Citibank N.A. London	40,840	5,789	5,757	(32)
4/15/20	Colombian Peso	Citibank N.A. London	99,047,659	26,060	24,367	(1,693)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts - (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Purchased — (continued)

4/15/20	Czech Koruna	Citibank N.A. London	38,863	$1,625	$1,564	$(61)
4/15/20	Euro	Citibank N.A. London	15,829	16,982	17,466	484
4/15/20	Hong Kong Dollar	Citibank N.A. London	24,119	3,109	3,111	2
4/15/20	Hungarian Forint	Citibank N.A. London	571,707	1,852	1,748	(104)
4/15/20	Indian Rupee	Citibank N.A. London	2,336,633	31,373	30,693	(680)
4/15/20	Indonesian Rupiah	Citibank N.A. London	248,991,354	15,467	15,299	(168)
4/15/20	Japanese Yen	Citibank N.A. London	6,405,912	61,367	59,606	(1,761)
4/15/20	Mexican Peso	Citibank N.A. London	999,548	47,413	42,057	(5,356)
4/15/20	New Turkish Lira	Citibank N.A. London	125,630	20,228	18,920	(1,308)
4/15/20	New Zealand Dollar	Citibank N.A. London	3,495	2,086	2,085	(1)
4/15/20	Norwegian Krone	Citibank N.A. London	525,024	54,858	50,504	(4,354)
4/15/20	Philippine Peso	Citibank N.A. London	4,391,499	86,840	86,207	(633)
4/15/20	Polish Zloty	Citibank N.A. London	25,008	6,580	6,045	(535)
4/15/20	Russian Ruble	Citibank N.A. London	733,121	10,135	9,342	(793)
4/15/20	Singapore Dollar	Citibank N.A. London	73,968	53,259	52,051	(1,208)
4/15/20	Swedish Krona	Citibank N.A. London	559,163	59,038	56,541	(2,497)
4/15/20	Swiss Franc	Citibank N.A. London	56,975	60,964	59,231	(1,733)
4/15/20	Taiwan Dollar	Citibank N.A. London	113,555	3,785	3,762	(23)
4/16/20	Israeli Shekel	Citibank N.A. London	20,395	5,763	5,761	(2)
4/16/20	South Korean Won	Citibank N.A. London	4,055,488	3,365	3,331	(34)
4/16/20	Thai Baht	Citibank N.A. London	1,885,203	59,660	57,445	(2,215)
						$(27,871)

Sold
4/15/20	Australian Dollar	Citibank N.A. London	41,224	$27,010	$25,359	$1,651
4/15/20	Brazilian Real	Citibank N.A. London	35,778	7,643,401	6,879	764
4/15/20	British Pound Sterling	Citibank N.A. London	7,188	9,000	8,930	69
4/15/20	Chilean Peso	Citibank N.A. London	22,534,007	26,401	26,337	64
4/15/20	Chinese Yuan Renminbi	Citibank N.A. London	307,835	44,158	43,395	763
4/15/20	Colombian Peso	Citibank N.A. London	99,047,659	24,627	24,367	260
4/15/20	Czech Koruna	Citibank N.A. London	410,970	18,195	16,534	1,661
4/15/20	Euro	Citibank N.A. London	900	998	993	5
4/15/20	Hong Kong Dollar	Citibank N.A. London	187,721	24,158	24,212	(54)
4/15/20	Hungarian Forint	Citibank N.A. London	4,367,282	14,778	13,356	1,422
4/15/20	Indian Rupee	Citibank N.A. London	2,483,641	32,753	32,624	129
4/15/20	Indonesian Rupiah	Citibank N.A. London	633,267,454	43,586	38,911	4,675
4/15/20	Japanese Yen	Citibank N.A. London	1,238,790	11,595	11,527	68
4/15/20	Mexican Peso	Citibank N.A. London	590,760	26,566	24,857	1,709
4/15/20	New Turkish Lira	Citibank N.A. London	125,630	19,934	18,920	1,014
4/15/20	New Zealand Dollar	Citibank N.A. London	58,756	37,094	35,055	2,039
4/15/20	Norwegian Krone	Citibank N.A. London	344,305	34,832	33,120	1,712
4/15/20	Philippine Peso	Citibank N.A. London	3,134,995	61,033	61,541	(508)
4/15/20	Russian Ruble	Citibank N.A. London	939,849	12,504	11,976	528
4/15/20	Singapore Dollar	Citibank N.A. London	10,450	7,393	7,354	39
4/15/20	South African Rand	Citibank N.A. London	28,060	1,749	1,566	183
4/15/20	Swedish Krona	Citibank N.A. London	381,629	39,738	38,589	1,149
4/15/20	Swiss Franc	Citibank N.A. London	56,975	61,185	59,231	1,954
4/15/20	Taiwan Dollar	Citibank N.A. London	1,064,373	35,618	35,260	358
4/16/20	Israeli Shekel	Citibank N.A. London	170,191	47,965	48,075	(110)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts - (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Sold — (continued)

4/16/20	South Korean Won	Citibank N.A. London	38,554,940	$32,294	$31,665	$629
4/16/20	Thai Baht	Citibank N.A. London	3,294,719	104,536	100,394	4,142
						$26,315
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(1,556)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)

Long

151	CAC 40 Index	April 2020	Euro	6,636	$6,507	$7,319	$812
156	IBEX 35 Index	April 2020	Euro	10,551	11,340	11,637	297
299	MSCI Singapore ETS Index	April 2020	Singapore Dollar	8,414	5,919	5,920	1
41	KOSPI 200 Index	June 2020	South Korean Won	2,419,000	2,149	1,987	(162)
8	NIKKEI 225 Index	June 2020	Japanese Yen	75,200	715	699	(16)
88	NIKKEI 225 Index	June 2020	Australian Dollar	11,240	6,692	6,914	222
30	DAX Index	June 2020	Euro	7,431	7,477	8,195	718
582	FTSE 100 Index	June 2020	British Pound Sterling	32,799	36,371	40,739	4,368
							$6,240

Short
86	Amsterdam Index	April 2020	Euro	8,302	$7,967	$9,156	$(1,189)
75	OMXS 30 Index	April 2020	Swedish Krona	11,100	988	1,122	(134)
80	HANG SENG Index	April 2020	Hong Kong Dollar	94,880	11,908	12,238	(330)
91	HSCEI Index	April 2020	Hong Kong Dollar	43,835	5,520	5,654	(134)
66	MSCI Taiwan Index	April 2020	U.S. Dollar	2,449	2,450	2,449	1
693	FTSE/JSE Top 40 Index	June 2020	South African Rand	284,407	14,547	15,902	(1,355)
86	10YR Can Bond	June 2020	Canadian Dollar	12,654	8,658	8,992	(334)
1,302	EURO STOXX 50 Index	June 2020	Euro	35,766	35,302	39,446	(4,144)
3	FTSE MIB Index	June 2020	Euro	254	279	280	(1)
1,038	MSCI Emerging Markets Index	June 2020	U.S. Dollar	43,747	42,062	43,747	(1,685)
870	MSCI Mexico Index	June 2020	U.S. Dollar	13,642	14,014	13,642	372
54	S&P 500 E Mini Index	June 2020	U.S. Dollar	3,111	2,910	3,111	(201)
1,793	S&P 500 E Mini Index	June 2020	U.S. Dollar	230,374	221,050	230,374	(9,324)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2020 (all dollar amounts in thousands) (unaudited)

Futures Contracts - (continued)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)

Short — (continued)

38	XAK Technology	June 2020	U.S. Dollar	3,065	$2,740	$3,065	$(325)
59	XAY Cons Discret	June 2020	U.S. Dollar	5,824	5,439	5,824	(385)
							$(19,168)
Total net unrealized appreciation (depreciation) on futures contracts							$(12,928)

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Pay/Receive Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
China 7-Day Repo Rate	Pay	2.613%	3M	March 2025	LCH	CNY 307,560	$320	$802	$482

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rate	Maturity Date	Counterparty	Notional Amount (in thousands)	Market Value	Unrealized Appreciation (Depreciation)
Swiss Market Index (Total Return)	Receive	3 Month LIBOR plus 10 bp	Jun 2020	Credit Suisse International	CHF 7,379	$(641)	$(641)
Euro Bund Future	Receive	0 bp	Jun 2020	Credit Suisse International	EUR 3,320	46	46
10-Year T-Note	Pay	0 bp	Jun 2020	Credit Suisse International	$ 71,103	2,956	2,956
5-Year T-Note	Pay	0 bp	Jun 2020	Credit Suisse International	10,708	74	74
MSCI Emerging Markets Indonesia Net Total Return USD	Pay	3 Month LIBOR minus 5 bp	Jun 2020	Citibank, N.A.	6,802	(1,752)	(1,752)
							$683

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
iTRAXX Europe S33	Sell	1.000%	3M	June 2025	ICE	$11,921	$61	$22	$(39)

Total net unrealized appreciation (depreciation) on swaps									$1,126

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Trust currently has the following twenty funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Growth
Mid Cap Growth	Institutional International Growth
Small-Mid Cap Core	International Small Cap Growth
Small-Mid Cap Growth	Emerging Markets Leaders
Small-Mid Cap Value	Emerging Markets Growth
Small Cap Growth	Emerging Markets Small Cap Growth
Small Cap Value

Global Equity Fund	Fixed Income Funds
Global Leaders	Bond
Income
Multi-Asset and Alternative Fund	Low Duration
Macro Allocation

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Income Fund	High level of current income with relative stability of principal.
Low Duration Fund	Maximize total return. Total return includes both income and capital appreciation.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.
1

(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of March 31, 2020, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(c) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement in up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security. When a Fund sells TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBAs without owning or having the right to obtain the deliverable securities it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities.

(d) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2020, fair valuation estimates for foreign equity securities were obtained.

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities, non-U.S. bonds and commercial paper are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

As of March 31, 2020, the value of securities and other assets, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

3

Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Small-Mid Cap Core
Level 1 - Quoted prices
Common Stocks	$201,809	$329,418	$56,133	$167,558
Level 2 - Other significant observable inputs
Repurchase Agreements	1,512	5,723	1,118	2,721
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$203,321	$335,141	$57,251	$170,279

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1 - Quoted prices
Common Stocks	$2,279,844	$6,033	$433,784	$92,173
Level 2 - Other significant observable inputs
Repurchase Agreements	32,186	199	2,040	2,763
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$2,312,030	$6,232	$435,824	$94,936

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	$80,248	$77,514	$245,165	$236,248
Level 2 - Other significant observable inputs
Common Stocks	46,096	451,191	1,346,048	1,284,621
Repurchase Agreements	317	10,615	—	1,000
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$126,661	$539,320	$1,591,213	$1,521,869

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$19,743	$70,815	$170,995	$20,080
Preferred Stocks	—	—	—	1,543
Level 2 - Other significant observable inputs
Common Stocks	185,601	104,864	434,900	188,793
Repurchase Agreements	1,998	4,413	26,201	—
Level 3 - Significant unobservable inputs
Common Stocks	—	—	—	2
Total investments in securities	$207,342	$180,092	$632,096	$210,418
4

Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1 - Quoted Prices
Exchange-Traded Funds	$—	$—	$—	$354,961
Level 2—Other significant observable inputs
Exchange-Traded Fund	—	—	—	10,418
Asset-Backed Securities	6,265	1,892	6,597	—
Corporate Obligations	101,241	12,883	17,559	—
Foreign Government Bond	—	—	—	13,458
Repurchase Agreements	1,321	827	1,501	24,222
U.S. Government and U.S. Government Agency	160,953	35,272	50,189	184,929
Level 3 - Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1 - Quoted Prices
None	—	—	—	—
Level 2 - Other significant observable inputs
None	—	—	—	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$269,780	$50,874	$75,846	$587,988
Other financial instruments
Assets
Level 1 - Quoted Prices
Futures Contracts	$—	$—	$—	$6,791
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	27,473
Swaps	202	—	—	3,558
Written Options	—	—	—	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1 - Quoted Prices
Futures Contracts	—	—	—	(19,719)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(29,029)
Swaps	—	—	—	(2,432)
Written Options	—	—	—	(2,367)
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total other financial instruments	$202	$—	$—	$(15,725)

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

The fair value estimate for the Level 3 security in the Emerging Markets Small Cap Growth Fund was determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures approved by the Board of Trustees. There were various factors considered in reaching the fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 security represented 0.00% as a percentage of net assets in the Emerging Markets Small Cap Growth Fund.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

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Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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